UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.	SCHEDULE OF INVESTMENTS.

ALL CAP FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 95.8%
AEROSPACE & DEFENSE – 3.7%
AerCap Holdings*	5,422	$95,319
Honeywell International, Inc.	2,306	130,104
The Boeing Co.	1,388	103,226
United Technologies Corp.	1,697	116,787

		445,436

AIR FREIGHT & LOGISTICS – 0.7%
FedEx Corp.	864	80,067

BEVERAGES – 3.0%
Anheuser-Busch Cos., Inc.	2,364	112,172
Coca-Cola Co.	2,194	133,548
PepsiCo, Inc.	1,664	120,141

		365,861

BIOTECHNOLOGY – 0.7%
Amgen, Inc.*	2,115	88,365

CAPITAL MARKETS – 1.7%
Merrill Lynch & Co., Inc.	1,561	63,595
The Goldman Sachs Group, Inc.	844	139,589

		203,184

CHEMICALS – 1.8%
E.I. du Pont de Nemours & Co.	2,428	113,533
The Dow Chemical Co.	2,971	109,482

		223,015

COMMERCIAL BANKS – 2.8%
Wachovia Corp.	5,425	146,475
Wells Fargo & Co.	6,641	193,253

		339,728

COMMUNICATIONS EQUIPMENT – 12.3%
Acme Packet, Inc.*	36,256	289,685
Bookham, Inc.*	54,633	74,847
Ciena Corp.*	6,541	201,659
MRV Communications, Inc.*	144,169	197,511
Opnext, Inc.*	99,217	540,733
Tellabs, Inc.*	33,759	183,987

		1,488,422

COMPUTERS & PERIPHERALS – 6.0%
Brocade Communications Systems, Inc.*	34,834	254,288
Concurrent Computer Corp.*	108,275	74,710
Rackable Systems, Inc.*	43,426	396,045

		725,043

CONSUMER FINANCE – 1.0%
American Express Co.	2,676	116,995

DIVERSIFIED FINANCIAL SERVICES – 4.3%
Bank of America Corp.	7,809	296,039
JPMorgan Chase & Co.	5,268	226,261

		522,300

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%
AT&T, Inc.	6,513	249,448
Citizens Communications Corp.	11,368	119,250

		368,698

ELECTRIC UTILITIES – 2.1%
Duke Energy Corp.	6,376	113,812
Exelon Corp.	1,646	133,770

		247,582

FOOD & STAPLES RETAILING – 2.1%
CVS Caremark Corp.	3,380	136,924
Wal-Mart Stores, Inc.	2,094	110,312

		247,236

FOOD PRODUCTS – 0.3%
Kraft Foods, Inc.	1,181	36,623

HEALTH CARE EQUIPMENT & SUPPLIES – 6.3%
Boston Scientific Corp.*	19,650	252,896
Clinical Data, Inc.*	27,750	513,097

		765,993

HEALTH CARE PROVIDERS & SERVICES – 3.3%
Tenet Healthcare Corp.*	43,214	244,591
UnitedHealth Group, Inc.	2,631	90,401
WellPoint, Inc.*	1,332	58,781

		393,773

HEALTH CARE TECHNOLOGY – 0.5%
Merge Healthcare, Inc.*	103,449	57,931

HOTELS RESTAURANTS & LEISURE – 0.9%
Cosi, Inc.*	37,956	108,934

HOUSEHOLD PRODUCTS – 2.5%
Kimberly-Clark Corp.	1,681	108,509
The Procter & Gamble Co.	2,764	193,673

		302,182

INDUSTRIAL CONGLOMERATES – 3.6%
3m Co.	1,436	113,659
General Electric Co.	8,596	318,138

		431,797

INSURANCE – 2.5%
Lincoln National Corp.	1,687	87,724
The Allstate Corp.	1,800	86,508
The Principal Financial Group, Inc.	2,323	129,438

		303,670

INTERNET & CATALOG RETAIL – 0.9%
Drugstore.com*	46,829	103,960

LEISURE EQUIPMENT & PRODUCTS – 1.6%
Eastman Kodak Co.	3,417	60,378
Mattel, Inc.	6,485	129,052

		189,430

MEDIA – 2.6%
Comcast Corp. Class A	5,071	98,073
Time Warner, Inc.	6,480	90,850
Viacom, Inc.*	3,037	120,326

		309,249

MULTI-UTILITIES – 0.8%
Dominion Resources, Inc.	2,412	98,506

MULTILINE RETAIL – 1.8%
Macy’s, Inc.	7,167	165,271

ALL CAP FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Tuesday Morning Corp.*	10,795	$55,918

		221,189

OIL & GAS-EXPLORATION & PRODUCTION – 8.1%
ChevronTexaco Corp.	2,828	241,398
ConocoPhillips	1,323	100,826
Exxon Mobil Corp.	4,516	381,963
Massey Energy Co.	6,849	249,989

		974,176

PAPER & FOREST PRODUCTS – 0.9%
Domtar Corp.*	16,701	114,068

PHARMACEUTICALS – 7.3%
Abbott Laboratories	1,771	97,671
Bristol-Myers Squibb Co.	4,490	95,637
Eli Lilly & Co.	1,851	95,493
Johnson & Johnson	2,727	176,901
Merck & Co., Inc.	2,820	107,019
Pfizer, Inc.	6,437	134,726
Schering-Plough Corp.	4,732	68,188
Wyeth	2,632	109,912

		885,547

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
Analog Devices, Inc.	3,613	106,656
Broadcom Corp.*	3,907	75,288
Marvell Technology Group, Ltd.*	21,448	233,354

		415,298

SPECIALTY RETAIL – 1.8%
Best Buy Co., Inc.	2,789	115,632
Lowe’s Cos., Inc.	4,174	95,751

		211,383

TOBACCO – 1.0%
Altria Group, Inc.	1,706	37,873
Philip Morris International, Inc.*	1,706	86,290

		124,163

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
Sprint Nextel Corp.	6,827	45,673

Total Common Stocks (cost $13,574,031)		11,555,477

SHORT TERM INVESTMENTS – 3.4%
MUTUAL FUNDS – 3.4%
Federated Prime Obligation Fund (cost $416,291)	416,291	416,291

TOTAL INVESTMENTS – 99.2% (cost $13,990,322)		11,971,768
Other assets less liabilities – 0.8%		96,374

NET ASSETS – 100.0%		$12,068,142

*	Non-income producing security

INVESTMENT GRADE BOND FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.3%
Airplanes Pass Through Trust Series D(1) 10.88%, 3/15/12	$494	$0
Peco Energy Transition Trust 6.13%, 3/1/09	235	237,519

Total Asset Backed Securities (cost $556,352)		237,519

CORPORATE DEBT OBLIGATIONS – 42.2%
AUTOMOTIVE – 0.6%
Ford Motor Credit Co. 8.00%, 12/15/16	500	391,403

BANKS – 2.9%
HBOS PLC(2) 5.92%, 9/29/49	500	367,838
Huntington Capital 6.65%, 5/15/37	300	230,613
Icici Bank, Ltd.(2) 6.38%, 4/30/22	300	257,999
Wachovia Corp. 5.75%, 2/1/18	700	685,639
Washington Mutual Preferred Funding Trust(2) 6.53%, 3/29/49	750	395,212

		1,937,301

BROKERAGE – 3.2%
Bear Stearns Cos Inc/the 7.25%, 2/1/18	400	413,356
Jefferies Group, Inc. 6.25%, 1/15/36	500	378,555
Lehman Brothers Holdings, Inc. 5.75%, 5/17/13	500	486,003
Merrill Lynch & Co., Inc. 5.70%, 5/2/17	400	379,976
Morgan Stanley 4.75%, 4/1/14	500	464,141

		2,122,031

BUILDING MATERIALS – 1.5%
C10 Capital Spv., Ltd.(2) 6.72%, 12/1/49	650	600,665
Owens Corning, Inc. 6.50%, 12/1/16	500	414,503

		1,015,168

CABLE – 0.9%
Time Warner Entertainment Co. 10.15%, 5/1/12	500	569,812

CONSTRUCTION MACHINERY – 1.1%
Caterpillar Financial Services Corp. 5.45%, 4/15/18	700	712,118

ELECTRIC UTILITIES – 2.5%
Allegheny Energy Supply Co. LLC(2) 8.25%, 4/15/12	750	810,000
Nisource Finance Corp. 6.40%, 3/15/18	650	650,939
PSEG Energy Holdings, Inc. 8.50%, 6/15/11	200	211,547

		1,672,486

ELECTRONICS – 0.9%
Sanmina-Sci Corp.(2) 5.55%, 6/15/10	599	581,030

FINANCIAL SERVICES – 5.2%
Allied Capital Corp. 6.00%, 4/1/12	500	505,638
American Capital Strategies Ltd. . 6.85%, 8/1/12	650	642,274
Capital One Capital III 7.69%, 8/15/36	700	543,659
CIT Group Funding Co. 4.65%, 7/1/10	350	287,219
Countrywide Financial Corp. 6.25%, 5/15/16	325	263,698
Discover Financial Services(2) 6.45%, 6/12/17	650	559,376
General Motors Acceptance Corp. 7.00%, 2/1/12	300	228,144
Noble Group, Ltd.(2) 6.63%, 3/17/15	500	429,593

		3,459,601

FOOD, BEVERAGES & RESTAURANTS – 0.9%
Delhaize Group(2) 6.50%, 6/15/17	600	619,622

GAMING – 1.3%
Mashantucket Western Pequot Tribe(2) 8.50%, 11/15/15	1,000	880,000

GAS & PIPELINE UTILITIES – 3.5%
Dynegy Holdings, Inc. 6.88%, 4/1/11	115	112,988
Enterprise Products Operating LP 7.03%, 1/15/68	1,000	848,868
Southern Natural Gas Co.(2) 5.90%, 4/1/17	500	488,765
Southern Union Co. 7.20%, 11/1/66	380	319,200
Transcanada Pipelines, Ltd. 6.35%, 5/15/67	600	530,330

		2,300,151

HEALTH CARE – 1.2%
Covidien International Finance(2) 6.00%, 10/15/17	800	824,562

INVESTMENT GRADE BOND FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
HEALTH SERVICES – 0.8%
Humana, Inc. 6.45%, 6/1/16	$500	$506,901

HOME CONSTRUCTION – 0.9%
KB Home & Broad Home Corp. 6.38%, 8/15/11	650	611,000

INSURANCE – 1.6%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66	600	449,730
Liberty Mutual Group, Inc.(2) 7.80%, 3/15/37	750	632,303

		1,082,033

METALS – 1.9%
United States Steel Corp. 6.05%, 6/1/17	700	647,480
Vale Overseas, Ltd. 6.88%, 11/21/36	650	634,215

		1,281,695

OIL – 0.6%
Pemex Finance, Ltd. 9.03%, 2/15/11	360	391,549

PAPER – 1.0%
Abitibi-Consolidated, Inc. 5.25%, 6/20/08	650	650,000

REITS – 3.4%
Commercial Net Lease Realty 6.25%, 6/15/14	550	547,652
Realty Income Corp. 6.75%, 8/15/19	500	474,149
Reckson Operating Partnership 5.15%, 1/15/11	700	692,338
Simon Property Group LP 5.75%, 5/1/12	550	549,773

		2,263,912

RETAIL – 2.1%
Controladora Commercial Mexicana S.A. de C.V. 6.63%, 6/1/15	600	620,098
Home Depot, Inc. 5.88%, 12/16/36	450	367,366
JC Penney Corp., Inc. 5.75%, 2/15/18	425	392,399

		1,379,863

SOFTWARE – 1.1%
Fiserv, Inc. 6.80%, 11/20/17	700	723,384

TELECOMMUNICATIONS – 3.1%
Intelsat 6.50%, 11/1/13	260	169,000
Rogers Wireless, Inc. 8.00%, 12/15/12	1,000	1,035,000
Sprint Capital Corp. 6.90%, 5/1/19	400	315,000
Telecom Italia Capital 4.95%, 9/30/14	600	546,036

		2,065,036

Total Corporate Debt Obligations (cost $30,344,874)		28,040,658

COMMERCIAL MORTGAGE BACKED SECURITIES – 12.7%
Banc of America Mortgage Securities, Inc. 4.61%, 6/25/35	640	621,919
Bear Stearns Commercial Mortgage Securities 5.79%, 9/11/42	1,000	974,322
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-C1 Class A3 5.23%, 7/15/44	750	734,621
Commercial Mortgage Asset Trust Series 1999-C1 Class F(2) 6.25%, 1/17/32	400	352,802
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2 7.55%, 4/15/62	396	407,880
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2 4.08%, 5/10/36	800	741,726
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2 4.22%, 4/10/40	220	217,596
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 4.80%, 8/10/42	200	195,573
GS Mortgage Securities Corp. Series 2005-GG4 Class AJ 4.78%, 7/10/39	700	607,277
JP Morgan Chase Commercial Mortgage Series 2005 LDP5 Mortgage Certificate Class A 3 5.21%, 12/15/44(4)	550	535,642
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Mortgage Certificate Class AM 5.88%, 4/15/45(4)	500	470,051
JP Morgan Mortgage Trust 5.11%, 6/25/35	57	55,985
Master Adjustable Rate Mortgage Trust 4.85%, 1/25/36	325	310,852
Residential Accredited Loans, Inc. 4.82%, 7/25/35	1,077	914,584
5.50%, 9/25/33	334	333,064

INVESTMENT GRADE BOND FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
Wachovia Bank Commercial Mortgage Trust Series 2003-C9 Class A2 3.96%, 12/15/35	$235	$232,987
Wamu Mortgage Pass Through Certificates(4) 5.62%, 1/25/36	301	304,781
Wells Fargo Mortgage Backed Securities Trust Series 2005 - AR16 4.99%, 10/25/35	500	457,262

Total Commercial Mortgage Backed Securities (cost $8,636,380)		8,468,924

U.S. GOVERNMENT AGENCY OBLIGATIONS – 48.1%
Federal Home Loan Mortgage 5.00%, 9/1/19	310	314,341
5.00%, 11/1/19	596	603,252
5.50%, 10/1/17	166	170,261
5.50%, 11/1/17	322	330,112
5.50%, 9/15/28	600	617,330
5.50%, 6/1/33	330	334,478
5.50%, 3/1/36	429	427,751
5.50%, 9/1/37	1,860	1,880,230
5.50%, TBA	1,500	1,507,500
6.00%, 1/1/17	81	83,776
6.00%, 2/1/29	20	20,379
6.00%, 8/1/37	875	898,404
6.50%, 10/1/16	43	45,369
6.50%, 11/1/16	5	5,523
6.50%, 9/1/34	285	296,187
6.50%, 4/1/35	172	178,595
6.73%, 8/1/32	66	67,015
7.00%, 11/1/29	26	28,082
7.00%, 1/1/31	12	12,514
7.00%, 4/1/31	5	5,129
7.00%, 8/1/31	158	167,132
7.50%, 3/1/30	7	7,210
7.50%, 12/1/30	17	18,225
Federal National Mortgage Assn. 4.50%, 6/1/19	1,161	1,159,330
5.00%, 6/1/18	384	389,129
5.00%, 7/1/20	976	987,782
5.00%, 10/1/20	350	354,282
5.00%, 12/1/20	226	228,600
5.00%, 10/1/35	54	53,856
5.00%, 5/1/36	2,067	2,015,170
5.00%, 7/1/36	619	613,850
5.05%, 4/28/15	1,000	1,001,402
5.50%, 3/1/22	429	438,330
5.50%, 12/1/32	1,155	1,170,696
5.50%, 6/1/35	1,182	1,195,989
5.50%, 8/1/35	777	786,258
5.50%, 6/1/37	2,310	2,334,179
5.50%, 7/1/37	1,434	1,448,994
5.50%, TBA	1,200	1,208,250
6.00%, 12/1/13	3	2,828
6.00%, 11/1/16	20	20,888
6.00%, 1/25/32	2,912	3,009,219
6.00%, 8/1/34	399	410,449
6.00%, 12/1/36	883	905,440
6.00%, 11/1/37	960	984,004
8.00%, 8/1/30	4	3,925
Government National Mortgage Assn. 6.00%, 8/15/16	48	50,119
6.00%, TBA	450	463,781
6.50%, 9/15/31	86	89,431
6.50%, 3/15/32	81	84,333
6.50%, 9/15/32	115	120,098
6.50%, 10/15/32	124	129,004
7.00%, 12/15/14	28	29,617
7.00%, 2/15/28	19	20,520
7.50%, 3/15/30	3	3,587
7.50%, 9/15/30	36	38,711
U.S. Treasury Notes(3) 1.88%, 7/15/13	1,149	1,239,402
2.00%, 1/15/14	286	309,284
4.63%, 2/15/17	600	659,015

Total U.S. Government Agency Obligations (cost $31,204,581)		31,978,547

Shares
SHORT TERM INVESTMENTS – 1.8%
MUTUAL FUNDS – 1.8%
Federated Prime Obligation Fund	1,211,944	1,211,944
SSGA Money Market Fund	7	7

		1,211,951

Total Short Term Investments (cost $1,211,951)		1,211,951

TOTAL INVESTMENTS – 105.1% (cost $71,954,142)		69,937,599
Liabilities in excess of other assets - (5.1)%		(3,423,062)

NET ASSETS – 100.0%		$66,514,537

(1)	Security is in default.

(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 these securities amounted to $7,799,767, representing 11.73% of net assets.

(3)	Security or a portion of the security has been designated as collateral for TBA securities.

(4)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

TBA	= to be announced

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 98.7%
American Express Credit Corp. 2.54%, 6/20/08	$1,150	$1,143,509
2.96%, 4/9/08	1,000	999,342
3.75%, 4/15/08	3,385	3,380,064
American General Finance Corp.(1) 2.91%, 4/30/08	5,500	5,487,107
AT&T, Inc.(1)
2.85%, 4/24/08	4,875	4,866,124
Bankamerica Corp. 2.45%, 6/2/08	1,115	1,110,295
2.49%, 6/20/08	2,285	2,272,382
2.98%, 5/1/08	1,015	1,012,480
3.22%, 4/25/08	1,130	1,127,574
Barclays U.S. Funding 3.25%, 4/23/08	2,000	1,996,028
Caterpillar Financial Services 2.15%, 4/16/08	1,175	1,173,947
Citigroup Funding, Inc. 4.00%, 4/16/08	5,200	5,191,333
Coca Cola Co.(1) 2.13%, 6/9/08	2,015	2,006,774
Dupont (E.I.) De Nemours & Co.(1) 2.58%, 4/11/08	4,620	4,616,689
Export Development Corp. 1.24%, 6/2/08	3,577	3,569,361
FCAR Owner Trust 2.85%, 6/16/08	5,400	5,367,510
General Electric Capital Corp. 2.45%, 7/25/08	1,400	1,389,043
2.63%, 6/10/08	1,787	1,777,862
3.00%, 4/29/08	1,295	1,291,978
4.54%, 4/10/08	1,000	998,865
Goldman Sachs Group 2.32%, 4/25/08	1,500	1,497,680
2.90%, 5/5/08	4,000	3,989,045
HSBC Finance Corp. 2.60%, 6/10/08	3,110	3,094,277
2.70%, 6/5/08	2,375	2,363,422
KFW International Finance, Inc. (1) 2.88%, 4/8/08	4,500	4,497,480
3.10%, 4/4/08	950	949,755
Merrill Lynch & Co., Inc. 3.12%, 4/21/08	5,000	4,991,333
Morgan Stanley Dean Witter & Co. 4.63%, 6/16/08	2,000	1,980,451
5.02%, 5/19/08	3,000	2,979,920
National Rural Utilities Cooperative Finance Corp. 2.90%, 4/7/08	5,000	4,997,583
Pepsico, Inc.(1) 2.25%, 4/18/08	5,500	5,494,156
Rabobank USA Financial Corp. 2.35%, 4/14/08	1,000	999,151
2.65%, 6/10/08	4,520	4,496,710
Societe Generale North America 3.15%, 4/18/08	400	399,405
3.88%, 4/15/08	5,000	4,992,456
State Street Corp. 2.70%, 5/15/08	5,500	5,481,850
The Proctor & Gamble Co. (1) 2.62%, 4/11/08	1,500	1,498,908
2.65%, 4/7/08	4,000	3,998,233
Thunder Bay Funding(1) 3.06%, 5/9/08	5,540	5,522,106
Toyota Credit de Puerto Rico 2.60%, 6/9/08	2,165	2,154,211
3.01%, 4/25/08	1,325	1,322,341
UBS Finance, Inc. 2.42%, 4/10/08	4,040	4,037,556
2.84%, 5/12/08	1,500	1,495,148
United Parcel Service(1) 3.95%, 4/1/08	5,240	5,240,000
Wells Fargo & Co. 2.47%, 4/30/08	1,400	1,397,214
2.48%, 4/30/08	4,150	4,141,709

Total Commercial Paper (cost $134,790,367)		134,790,367

	Shares
MUTUAL FUNDS – 1.1%
Federated Prime Obligation Fund	1,524,472	1,524,472
SSGA Money Market Fund	1,522	1,522

TOTAL Mutual Funds (cost $1,525,994)		1,525,994

TOTAL INVESTMENTS – 99.8% (cost $136,316,361)		136,316,361
Other assets less liabilities – 0.2%		223,341

NET ASSETS – 100.0%		$136,539,702

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 these securities amounted to $44,177,332, representing 32.35% of net assets.

REAL ESTATE FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 98.7%
APARTMENTS – 10.5%
AvalonBay Communities, Inc.	75,647	$7,301,448
BRE Properties, Inc.	173,473	7,903,430
Equity Residential Properties Trust	172,650	7,163,249
GMH Communities Trust	508,234	4,411,471

		26,779,598

DIVERSIFIED – 7.7%
Lexington Corporate Properties Trust	619,403	8,925,597
Vornado Realty Trust	124,086	10,697,454

		19,623,051

HEALTH CARE EQUIPMENT & SERVICES – 21.2%
HCP, Inc.	248,124	8,389,072
Medical Properties Trust, Inc.	1,223,093	13,845,413
Nationwide Health Properties, Inc.	222,577	7,511,974
Tenet Healthcare Corp.*	1,763,851	9,983,397
Ventas, Inc.	321,345	14,431,604

		54,161,460

HOTELS & RESTAURANTS – 3.1%
Host Marriott Corp.	488,764	7,781,123

OFFICE – 12.4%
Alexandria Real Estate Equities, Inc.	119,833	11,110,916
Douglas Emmett, Inc.	85,452	1,885,071
Highwoods Properties, Inc.	296,398	9,209,086
SL Green Reality Corp.	114,937	9,363,917

		31,568,990

REGIONAL MALLS – 18.7%
General Growth Properties, Inc.	284,179	10,847,112
Macerich Co.	164,926	11,589,350
Pennsylvania Real Estate Investment	268,517	6,549,130
Simon Property Group, Inc.	202,192	18,785,659

		47,771,251

SHOPPING CENTERS – 9.3%
Developers Diversified Realty Corp.	118,002	4,941,924
Kimco Realty Corp.	287,437	11,258,907
Regency Centers Corp.	117,523	7,610,789

		23,811,620

STORAGE – 3.4%
Public Storage, Inc.	97,777	8,664,998

TIMBER & FOREST PRODUCTS – 3.9%
Plum Creek Timber Co., Inc.	245,452	9,989,896

WAREHOUSE & INDUSTRIAL – 8.5%
Eastgroup Properties, Inc.	183,649	8,532,333
ProLogis Trust	224,827	13,233,317

		21,765,650

Total Real Estate Investment Trusts (cost $247,187,978)		251,917,637

	Principal Amount (000)
SHORT TERM INVESTMENTS – 1.1%
COMMERCIAL PAPER -0.7%
American Express Credit Corp. 3.75%, 04/15/2008	677	$676,013
Bankamerica Corp. 2.98%, 05/01/2008	1,030	1,027,442

		1,703,455

	Shares
MUTUAL FUNDS – 0.4%
Federated Prime Obligation Fund	1,077,156	1,077,156

TOTAL SHORT TERM INVESTMENTS (cost $2,780,611)		2,780,611

TOTAL INVESTMENTS – 99.8% (cost $249,968,589)		254,698,248
Other assets less liabilities – 0.2%		532,789

NET ASSETS – 100.0%		$255,231,037

*	Non-income producing security

DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 94.5%
AIR FREIGHT & LOGISTICS – 0.6%
Toll Holdings, Ltd.	AU	10,319	$94,416
United Parcel Services, Inc. Class B		4,800	350,496

			444,912

AUTOMOBILES – 1.0%
Harley-Davidson, Inc.		20,300	761,250

BEVERAGES – 2.3%
Diageo PLC ADR		13,400	1,089,688
Heineken Holding NV	NL	13,425	675,758

			1,765,446

CAPITAL MARKETS – 4.3%
Ameriprise Financial, Inc.		11,280	584,868
Bank Of New York Mellon Corp.		23,000	959,790
E*Trade Financial Corp.*		4,400	16,984
Merrill Lynch & Co., Inc.		9,700	395,178
Merrill Lynch Private Placement		22,800	868,452
Morgan Stanley		6,800	310,760
State Street Corp.		2,200	173,800

			3,309,832

COMMERCIAL BANKS – 3.1%
Toronto Dominion Bank		5,364	329,075
Wachovia Corp.		16,620	448,740
Wells Fargo & Co.		55,700	1,620,870

			2,398,685

COMMERCIAL SERVICES & SUPPLIES – 1.3%
D & B Corp.		9,300	756,834
Visa, Inc. Class A*		3,780	235,721

			992,555

COMMUNICATIONS EQUIPMENT – 0.5%
Cisco Systems, Inc.*		16,800	404,712

COMPUTERS & PERIPHERALS – 1.6%
Dell, Inc.*		35,500	707,160
Hewlett-Packard Co.		11,800	538,788

			1,245,948

CONSTRUCTION MATERIALS – 1.2%
Martin Marietta Materials, Inc.		4,800	509,616
Vulcan Materials Co.		6,200	411,680

			921,296

CONSUMER FINANCE – 3.7%
American Express Co.		64,100	2,802,452
Discover Financial Services		3,350	54,839

			2,857,291

CONTAINERS & PACKAGING – 1.7%
Sealed Air Corp.		52,700	1,330,675

DIVERSIFIED CONSUMER SERVICES – 1.0%
H&R Block, Inc.		35,300	732,828

DIVERSIFIED FINANCIAL SERVICES – 5.2%
Citigroup, Inc.		24,633	527,639
JPMorgan Chase & Co.		67,646	2,905,396
Moody’s Corp.		15,300	532,899

			3,965,934

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.5%
Agilent Technologies, Inc.*		23,500	701,005
Tyco Electronics Ltd		13,482	462,702

			1,163,707

ENERGY EQUIPMENT & SERVICES – 0.9%
Transocean, Inc.*		5,307	717,506

FOOD & STAPLES RETAILING – 7.2%
Costco Wholesale Corp.		56,100	3,644,817
CVS Caremark Corp.		29,745	1,204,970
Wal-Mart Stores, Inc.		9,600	505,728
Whole Foods Market, Inc.		5,300	174,741

			5,530,256

FOOD PRODUCTS – 0.2%
The Hershey Co.		3,400	128,078

HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
Covidien Ltd		13,412	593,481

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Cardinal Health, Inc.		10,300	540,853
Express Scripts, Inc.*		8,180	526,137
UnitedHealth Group, Inc.		17,230	592,023

			1,659,013

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	NL	1,760	119,187

HOUSEHOLD PRODUCTS – 1.2%
The Procter & Gamble Co.		12,900	903,903

INDUSTRIAL CONGLOMERATES – 2.8%
General Electric Co.		31,600	1,169,516
Siemens Ag	DE	3,200	347,182
Tyco International Ltd		14,012	617,229

			2,133,927

INSURANCE – 14.3%
Ambac Financial Group, Inc.		14,951	85,968
American International Group, Inc.		54,100	2,339,825
Aon Corp.		11,600	466,320
Berkshire Hathaway, Inc. Class A*		25	3,335,000
Loews Corp.		39,700	1,596,734
Markel Corp.*		140	61,596
MBIA, Inc.		6,000	73,320
Millea Holdings, Inc.	JP	17,500	644,903

DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
NIPPONKOA Insurance Co., Ltd	JP	36,600	$278,550
The Principal Financial Group, Inc.		4,300	239,596
The Progressive Corp.		69,000	1,108,830
Transatlantic Holdings, Inc.		11,087	735,622

			10,966,264

INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc.*		3,000	213,900
Liberty Media Corp - Interactive Series A*		11,305	182,463

			396,363

INTERNET SOFTWARE & SERVICES – 0.7%
eBay, Inc.*		6,800	202,912
Google, Inc., Class A*		820	361,185

			564,097

IT SERVICES – 1.2%
Iron Mountain, Inc.*		34,950	924,078

MARINE – 0.8%
China Shipping Development Co., Ltd	HK	100,000	314,172
Kuehne & Nagel International AG	CH	3,000	300,378

			614,550

MEDIA – 6.2%
Comcast Corp. Class A Special		92,200	1,749,034
Grupo Televisa Sa ADR		35,000	848,400
Lagardere S.C.A.	FR	2,600	194,604
Liberty Media Corp - Capital Series A*		2,340	36,832
Liberty Media Corp - Entertainment Series A*		8,960	202,854
News Corp., Class A		63,600	1,192,500
Virgin Media, Inc.	GB	14,152	199,119
WPP Group PLC ADR		5,500	328,020

			4,751,363

METALS & MINING – 0.7%
BHP Billiton PLC	GB	6,800	201,851
Rio Tinto PLC	GB	2,900	301,321

			503,172

MULTILINE RETAIL – 0.1%
Sears Holdings Corp.*		1,140	116,383

OIL & GAS-EXPLORATION & PRODUCTION – 15.1%
Canadian Natural Resources, Ltd.		14,800	1,010,248
China Coal Energy Co.	HK	227,100	395,700
ConocoPhillips		35,528	2,707,589
Devon Energy Corp.		24,400	2,545,652
EOG Resources, Inc.		20,800	2,496,000
Occidental Petroleum Corp.		33,100	2,421,927

			11,577,116

PAPER & FOREST PRODUCTS – 0.3%
Sino-Forest Corp*	CA	14,600	227,293

PERSONAL PRODUCTS – 0.3%
Avon Products, Inc.		6,650	262,941

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Hang Lung Group, Ltd.	HK	56,000	264,445

ROAD & RAIL – 0.0%
Asciano Group	AU	7,300	26,664

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Texas Instruments, Inc.		16,700	472,109

SOFTWARE – 2.2%
Microsoft Corp.		58,900	1,671,582

SPECIALTY RETAIL – 1.6%
Bed Bath & Beyond, Inc.*		17,200	507,400
CarMax, Inc.*		23,700	460,254
Lowe’s Cos., Inc.		12,500	286,750

			1,254,404

TOBACCO – 3.4%
Altria Group, Inc.		36,400	808,080
Philip Morris International, Inc.*		36,400	1,841,112

			2,649,192

TRANSPORTATION – 1.1%
China Merchants Holdings International Co., Ltd.	HK	143,366	681,612
Cosco Pacific, Ltd.	HK	87,300	171,631

			853,243

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
SK Telecom Co., Ltd. ADR		5,600	121,016
Sprint Nextel Corp.		46,300	309,747

			430,763

Total Common Stocks (cost $61,981,298)			72,606,444

		Principal Amount (000)
SHORT TERM INVESTMENTS – 5.9%
REPURCHASE AGREEMENT – 5.9%
State Street Bank and Trust Company 1.68%, 4/1/08 (collateralized by $3,995,000 Treasury Inflation Note, 2.625%, 07/15/17, with a value of $4,621,667 total to be received $4,527,211) (cost $4,527,000)		$4,527	4,527,000

DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

TOTAL INVESTMENTS – 100.4% (cost $66,508,298)	$77,133,444
Liabilities in excess of other assets – (0.4)%	(289,066)

NET ASSETS – 100.0%	$76,844,378

*	Non-income producing security

**	Unless otherwise noted the country code for all securities is United States.

ADR American	Depositary Receipt

AU =  Australia

CA =  Canada

CH =  Switzerland

DE =  Germany

FR =  France

GB =  United Kingdom

HK =  Hong Kong

JP =    Japan

NL =  Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.0%
AEROSPACE & DEFENSE – 1.9%
AAR Corp.*		4,400	$119,988
Aerovironment, Inc.*		1,600	32,720
BE Aerospace, Inc.*		600	20,970
Ceradyne, Inc.*		8,500	271,660
Cubic Corp.		9,800	278,614
Curtiss-Wright Corp.		7,300	302,804
DRS Technologies, Inc.		10,600	617,768
Ducommun, Inc.*		3,400	94,078
DynCorp International, Inc.*		15,100	251,868
Esterline Technologies Corp.*		6,800	342,516
Heico Corp.		4,000	195,000
Ladish Co., Inc.*		1,000	36,000
Orbital Sciences Corp.*		1,200	28,920
Stanley, Inc.*		2,500	73,650
Taser International Inc.*		8,900	83,660
Teledyne Technologies, Inc.*		4,600	216,200
Transdigm Group Inc*		4,300	159,315
Triumph Group, Inc.		6,400	364,352

			3,490,083

AIR FREIGHT & LOGISTICS – 0.2%
ABX Air, Inc.*		4,400	12,936
Atlas Air Worldwide Holdings, Inc.*		6,300	346,500
HUB Group, Inc.*		100	3,289
Pacer International, Inc.		4,700	77,221

			439,946

AIRLINES – 1.0%
Allegiant Travel Co.*		2,300	60,766
AMR Corp.*		9,700	87,494
Continental Airlines, Inc.*		13,400	257,682
Copa Holdings Sa		1,100	41,921
Delta Air Lines, Inc.*		4,900	42,140
Northwest Airlines Corp.*		19,000	170,810
Pinnacle Airlines Corp.*		5,000	43,650
Republic Airways Holdings, Inc.*		11,200	242,592
SkyWest, Inc.		11,000	232,320
Southwest Airlines Co.		21,100	261,640
UAL Corp.		8,100	174,393
US Airways Group, Inc.*		15,100	134,541

			1,749,949

AUTO COMPONENTS – 1.5%
Aftermarket Technology Corp.*		4,000	77,760
American Axle & Manufacturing Holdings, Inc.		21,400	438,700
Amerigon, Inc.*		7,000	103,600
ArvinMeritor, Inc.		11,300	141,363
Autoliv, Inc.		5,100	256,020
BorgWarner, Inc.		4,500	193,635
Cooper Tire & Rubber Co.		21,800	326,346
Drew Industries, Inc.*		8,100	198,126
Exide Technologies*		1,700	22,270
Fuel Systems Solutions, Inc.*		600	7,998
GenTek, Inc.*		600	18,048
Gentex Corp.		13,800	236,670
Hayes Lemmerz International Inc.*		2,600	7,254
Lear Corp.*		16,140	418,187
Shiloh Industries, Inc.		500	5,585
Stoneridge, Inc.*		300	4,035
Tenneco Automotive, Inc.*		11,900	332,486

			2,788,083

AUTOMOBILES – 0.3%
Fleetwood Enterprises, Inc.*		7,200	33,120
Monaco Coach Corp.		6,900	65,412
Thor Industries, Inc.		13,500	401,895

			500,427

BEVERAGES – 0.4%
Boston Beer Co., Inc.*		1,400	66,556
Constellation Brands, Inc.*		15,400	272,118
Hansen Natural Corp.*		3,600	127,080
Molson Coors Brewing Co.		3,600	189,252
Pepsi Bottling Group, Inc.		1,500	50,865
PepsiAmericas, Inc.		1,400	35,742

			741,613

BIOTECHNOLOGY – 1.1%
Acorda Therapeutics, Inc.*		300	5,385
Alexion Pharmaceuticals, Inc.*		1,100	65,230
Alnylam Pharmaceuticals, Inc.*		7,600	185,440
Applera Corp - Celera Group*		3,800	55,860
BioMarin Pharmaceutical, Inc.*		1,800	63,666
Cepheid Inc.*		1,100	26,829
Cubist Pharmaceuticals, Inc.*		13,300	244,986
Cytrx Corp.*		12,100	13,915
Enzon Pharmaceuticals, Inc.*		5,200	47,892
Halozyme Therapeutics, Inc.*		3,100	19,716
Incyte Corp.*		1,800	18,918
Isis Pharmaceuticals, Inc.*		7,300	103,003

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Martek Biosciences Corp.*		7,300	$223,161
Millennium Pharmaceuticals, Inc.*		13,100	202,526
Onyx Pharmaceuticals, Inc.*		2,100	60,963
OSI Pharmaceuticals, Inc.*		9,300	347,727
Regeneron Pharmaceuticals, Inc.*		4,500	86,355
Rxi Pharmaceuticals Corp.*		828	7,866
Savient Pharmaceuticals, Inc.*		2,500	50,000
Seattle Genetics Inc.*		5,500	50,050
United Therapeutics Corp.*		500	43,350
Xoma Ltd.*		13,800	35,742

			1,958,580

BUILDING PRODUCTS – 0.4%
Aaon, Inc.		1,350	27,041
Ameron International Corp.		1,000	93,530
Apogee Enterprises, Inc.		3,700	56,980
Lennox International, Inc.		8,600	309,342
Owens Corning, Inc.*		1,700	30,821
USG Corp.*		4,400	162,008

			679,722

CAPITAL MARKETS – 1.8%
Apollo Investment Corp.		10,900	172,547
Ares Capital Corp.		3,000	37,710
Calamos Asset Management, Inc.		3,300	53,724
FCStone Group, Inc.*		6,800	188,360
GAMCO Investors, Inc.		5,600	282,016
GFI Group, Inc.		1,900	108,870
Greenhill & Co., Inc.		1,300	90,428
Invesco Ltd.		18,700	455,532
Janus Capital Group, Inc.		14,300	332,761
Knight Capital Group, Inc.*		29,200	474,208
Lazard, Ltd., Class A		2,100	80,220
Legg Mason, Inc.		1,400	78,372
Mcg Capital Corp.		2,800	25,452
Ngp Capital Resources Co.		500	8,210
optionsXpress Holdings, Inc.		18,500	383,135
Prospect Capital Corp.		300	4,566
Raymond James Financial, Inc.		7,100	163,158
SWS Group, Inc.		2,150	26,294
Tradestation Group, Inc.*		7,100	60,492
US Global Investors, Inc.		4,700	63,638
Waddell & Reed Financial, Inc. Class A		2,600	83,538
WP Carey & Co., LLC		400	11,988

			3,185,219

CHEMICALS – 3.2%
American Vanguard Corp.		500	8,320
Arch Chemicals, Inc.		10,800	402,408
Ashland, Inc.		6,200	293,260
Calgon Carbon Corp.*		11,800	177,590
Celanese Corp.		2,700	105,435
CF Industries Holdings, Inc.		5,300	549,186
Cytec Industries, Inc.		4,800	258,480
Eastman Chemical Co.		4,900	306,005
Ferro Corp.		6,900	102,534
Flotek Industries, Inc.*		2,300	33,557
FMC Corp.		400	22,196
Fuller H B Co.		11,200	228,592
Hercules, Inc.		15,000	274,350
Ico, Inc.*		8,200	56,908
Innophos Holdings, Inc.		2,500	40,225
Innospec, Inc.		4,000	84,800
Koppers Holdings, Inc.		6,700	296,877
Landec Corp.*		7,000	59,010
LSB Industries, Inc.*		3,900	57,486
Minerals Technologies, Inc.		2,500	157,000
NewMarket Corp.		5,600	422,520
OM Group, Inc.*		10,900	594,486
Penford Corp.		300	6,519
PolyOne Corp.*		100	637
Rockwood Holdings, Inc.*		700	22,939
Schulman A, Inc.		4,200	86,226
Sensient Technologies Corp.		14,000	412,860
Shengdatech, Inc.*		5,300	45,050
Spartech Corp.		1,400	11,830
Stepan Chemical Co.		1,500	57,345
Terra Industries, Inc.*		12,500	444,125
WR Grace & Co.*		2,800	63,896
Zep, Inc.		5,450	88,399

			5,771,051

COMMERCIAL BANKS – 0.4%
Amcore Financial, Inc.		300	6,105
Cascade Bancorp		500	4,780
City Holding Co.		2,400	95,760
Community Banking Systems, Inc.		3,900	95,784
First Merchants Corp.		1,100	31,394
First Security Group, Inc.		2,000	18,160
FirstMerit Corp.		1,500	30,990
Independent Bank Corp.		600	17,730
NBT Bancorp, Inc.		2,400	53,280
Oriental Financial Group		3,500	68,985
Pacific Capital Bancorp		4,500	96,750
Porter Bancorp, Inc.		300	5,472
Renasant Corp.		100	2,250

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Sterling Financial Corp.*		400	$6,980
Susquehanna Bancshares, Inc.		2,300	46,851
WesBanco, Inc.		2,700	66,717

			647,988

COMMERCIAL SERVICES & SUPPLIES – 5.2%
ABM Industries, Inc.		7,200	161,568
Acco Brands Corp.*		2,900	39,353
Administaff, Inc.		10,700	252,627
Advisory Board Co.*		3,000	164,820
American Ecology Corp.		2,700	68,391
Bowne & Co., Inc.		7,400	112,850
Casella Waste Systems, Inc. Class A*		1,300	14,209
CBIZ, Inc.*		9,000	73,080
Cdi Corp.		2,800	70,140
Choicepoint Inc.*		8,200	390,320
Comfort Systems USA, Inc.		10,200	132,702
COMSYS IT Partners, Inc.*		4,700	39,762
Consolidated Graphics, Inc.*		1,500	84,075
Copart, Inc.*		1,900	73,644
Cornell Cos., Inc.*		5,300	119,038
CRA International, Inc.*		2,000	64,280
Deluxe Corp.		19,100	366,911
Energysolutions, Inc.		700	16,058
Ennis, Inc.		3,700	62,086
Exponent, Inc.*		4,700	154,348
FTI Consulting, Inc.*		2,800	198,912
G&k Services, Inc.		1,300	46,293
Geoeye, Inc.*		5,100	132,549
Heidrick & Struggles International, Inc.		4,000	130,120
Hewitt Associates, Inc.*		11,100	441,447
Hill International, Inc.*		700	8,757
HNI Corp.		1,400	37,646
Hudson Highland Group, Inc.*		4,400	37,268
ICF International, Inc.*		3,800	76,190
IHS, Inc.*		4,200	270,102
IKON Office Solutions, Inc.		8,187	62,221
Innerworkings, Inc.*		4,000	56,120
Interface, Inc.		22,900	321,745
Knoll, Inc.		18,500	213,490
Korn / Ferry International*		16,600	280,540
Layne Christensen Co.*		6,300	220,626
Learning Tree International, Inc.*		600	8,412
Lecg Corp.*		500	4,680
Manpower, Inc.		5,600	315,056
Metalico, Inc.*		7,500	73,575
Miller Herman, Inc.		17,500	429,975
Mine Safety Appliances Co.		2,200	90,618
Navigant Consulting Inc.*		2,300	43,654
PHH Corp.*		2,600	45,318
Pike Electric Corp.*		2,100	29,253
Resources Global Professionals		4,600	82,202
Robert Half International, Inc.		11,800	303,732
Rollins, Inc.		14,700	260,043
RSC Holdings, Inc.*		2,300	25,070
School Specialty, Inc.*		1,400	44,156
Spherion Corp.*		17,500	107,100
Standard Parking Corp.*		200	4,192
Steelcase, Inc.		22,600	249,956
Taleo Corp.*		6,100	118,340
Team, Inc.*		3,500	95,550
Teletech Holdings, Inc.*		11,700	262,782
Tetra Tech, Inc.*		3,600	70,236
Trueblue, Inc.*		19,000	255,360
United Stationers, Inc.*		9,000	429,300
Viad Corp.		9,700	349,297
Volt Information Sciences, Inc.*		2,950	50,032
VSE Corp.		100	2,823
Waste Connections, Inc.*		7,900	242,846
Waste Industries USA, Inc.		1,100	39,765
Watson Wyatt Worldwide, Inc.		7,800	442,650

			9,470,261

COMMUNICATIONS EQUIPMENT – 2.5%
ADC Telecommunications, Inc.*		34,400	415,552
Adtran, Inc.		13,800	255,300
Arris Group, Inc.*		1,685	9,807
Avocent Corp.*		2,200	37,180
Bel Fuse, Inc.		700	21,973
Black Box Corp.		900	27,765
Blue Coat Systems, Inc.*		16,200	357,048
Ciena Corp.*		900	27,747
CommScope, Inc.*		7,293	254,015
Comtech Group, Inc.*		2,900	31,291
Comtech Telecommunications*		11,800	460,200
Digi International, Inc.*		1,100	12,694
Dycom Industries, Inc.*		13,100	157,331
EMS Technologies, Inc.*		5,100	138,414
Extreme Networks, Inc.*		28,000	86,800
Foundry Networks, Inc.*		43,300	501,414
Globecomm Systems Inc.*		700	6,090
Harmonic, Inc.*		31,600	240,160
Harris Corp.		5,400	262,062
Interdigital, Inc.*		4,800	95,088
Ixia*		6,900	53,544

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Loral Space & Communications, Inc.*		400	$9,536
Mastec, Inc.*		9,100	74,711
Netgear, Inc.*		3,100	61,845
Network Equipment Technologies, Inc.*		6,000	39,420
Performance Technologies, Inc.*		600	2,748
Plantronics, Inc.		19,600	378,476
Shoretel, Inc.*		5,500	28,160
Sycamore Networks, Inc.*		3,000	10,980
Tekelec, Inc.*		4,000	49,800
Tellabs, Inc.*		43,700	238,165
Viasat, Inc.*		7,700	167,244

			4,512,560

COMPUTERS & PERIPHERALS – 1.7%
Brocade Communications Systems, Inc.*		51,100	373,030
Eletronics for Imaging, Inc.*		6,300	93,996
Emulex Corp.*		15,700	254,968
Hypercom Corp.*		400	1,736
Iomega Corp.*		7,900	28,203
Lexmark International, Inc. Class A*		10,100	310,272
NCR Corp.*		15,700	358,431
NetApp, Inc.*		5,000	100,250
Novatel Wireless, Inc.*		6,700	64,856
Palm, Inc.		300	1,500
PROS Holdings, Inc.*		5,500	69,025
QLogic Corp.*		3,300	50,655
Quantum Corp.*		3,500	7,490
SanDisk Corp.*		7,800	176,046
Seagate Technology		15,900	332,946
Stec, Inc.*		2,700	16,713
Stratasys, Inc.*		4,400	78,320
Synaptics, Inc.*		10,200	243,576
Teradata Corp.*		3,800	83,828
Western Digital Corp.*		18,200	492,128

			3,137,969

CONSTRUCTION & ENGINEERING – 1.1%
Aecom Technology Corp.*		1,400	36,414
Chicago Bridge & Iron Co.		5,500	215,820
EMCOR Group, Inc.*		20,300	450,863
Granite Construction, Inc.		2,400	78,504
Integrated Electrical Services, Inc.*		3,300	51,843
KBR, Inc.		10,500	291,165
Michael Baker Corp.*		3,400	76,364
Perini Corp.*		11,400	413,022
Shaw Group, Inc.*		6,700	315,838
URS Corp.*		4,230	138,279

			2,068,112

CONSUMER FINANCE – 0.4%
Advanta Corp.		12,500	87,875
Cash America International, Inc.		5,000	182,000
Discover Financial Services		16,900	276,653
World Acceptance Corp.*		2,800	89,180

			635,708

CONTAINERS & PACKAGING – 0.7%
Aptargroup, Inc.		1,500	58,395
Greif, Inc.		4,500	305,685
Myers Industries, Inc.		3,200	42,016
Owens- Ilinois, Inc.*		3,600	203,148
Packaging Corp of America		1,100	24,563
Rock-Tenn Co.		19,100	572,427
Silgan Holdings, Inc.		1,700	84,371

			1,290,605

DISTRIBUTORS – 0.1%
Core-mark Holding Co Inc.*		800	22,992
LKQ Corp.*		6,200	139,314

			162,306

DIVERSIFIED CONSUMER SERVICES – 0.9%
Apollo Group, Inc. Class A*		100	4,320
Capella Education Co.*		4,500	245,700
Coinstar, Inc.*		8,100	227,934
DeVry, Inc.		7,500	313,800
ITT Educational Services, Inc.*		2,900	133,197
K12, Inc.*		770	15,084
Matthews International Corp.		1,700	82,025
Noah Education Holdings, Ltd. ADR*		4,320	24,019
Pre-Paid Legal Services, Inc.*		2,100	89,061
Service Corp International		12,400	125,736
Sotheby’s Holdings		9,400	271,754
Steiner Leisure, Ltd.*		2,300	75,900

			1,608,530

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Asset Acceptance Capital Corp.		4,800	46,224
Financial Federal Corp.		1,600	34,896
Interactive Brokers Group, Inc.*		5,900	151,453
Marketaxess Holdings, Inc.*		5,300	52,682
Nasdaq Stock Market, Inc.*		8,700	336,342
Portfolio Recovery Associates, Inc.		3,500	150,115

			771,712

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Alaska Communications Systems, Inc.		9,000	110,160

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Atlantic Tele-network, Inc.		3,400	$115,022
Cbeyond, Inc.*		4,300	80,797
CenturyTel, Inc.		8,700	289,188
Cincinnati Bell, Inc.*		112,800	480,528
Consolidated Communications Holdings, Inc.		3,006	45,481
Iowa Telecommunication Services, Inc.		3,000	53,190
NTELOS Holdings Corp.		12,500	302,500
Premiere Global Services, Inc.*		35,600	510,504

			1,987,370

ELECTRIC UTILITIES – 0.3%
El Paso Electric Co.*		7,900	168,823
Otter Tail Corp.		1,500	53,085
Reliant Energy, Inc.*		11,700	276,705
Unisource Energy Corp.		2,400	53,424

			552,037

ELECTRICAL EQUIPMENT – 2.2%
Acuity Brands, Inc.		13,100	562,645
AZZ, Inc.*		2,800	99,624
Belden CDT, Inc.		10,559	372,944
Brady Corp.		500	16,715
Cooper Industries, Ltd.		2,100	84,315
Encore Wire Corp.		700	12,747
Evergreen Solar Inc.*		18,300	169,641
GrafTech International, Ltd.*		38,800	628,948
II-VI, Inc.*		1,800	68,364
LSI Industries, Inc.		5,600	73,976
Plug Power, Inc.*		1,400	4,354
Powell Industries, Inc.*		2,100	82,677
Regal-Beloit Corp.		9,500	347,985
Rockwell Automation, Inc.		2,200	126,324
Roper Industries, Inc.		4,100	243,704
Smith A O Corp.		8,400	276,108
Superior Essex, Inc.*		3,200	89,984
Thomas & Betts Corp.*		4,500	163,665
Vicor Corp.		3,800	45,372
Woodward Governor Co.		22,100	590,512

			4,060,604

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.6%
Acacia Research - Acacia Technologies*		4,900	28,175
Arrow Financial Corp.*		11,100	373,515
Avnet, Inc.*		10,900	356,757
AVX Corp.		1,700	21,777
Benchmark Electronics, Inc.*		7,300	131,035
Brightpoint, Inc.*		4,000	33,440
Checkpoint Systems, Inc.*		17,600	472,560
Cognex Corp.		1,600	34,928
Coherent, Inc.*		400	11,156
CPI International, Inc.*		600	5,952
CTS Corp.		9,500	101,650
Electro Scientific Industries, Inc.*		3,500	57,680
Excel Technology, Inc.*		700	18,872
Faro Technologies, Inc.*		2,300	71,714
Flir Systems, Inc.*		3,700	111,333
Gerber Scientific, Inc.*		200	1,778
Insight Enterprises, Inc.*		9,300	162,750
Littelfuse, Inc.*		3,700	129,389
Lojack Corp.*		1,500	18,960
Measurement Specialties Inc.*		1,600	27,952
Mercury Computer Systems, Inc.*		400	2,248
Methode Electronics, Inc.		9,200	107,548
Molex, Inc.		4,800	111,168
MTS Technologies, Inc.		1,900	61,294
Multi Fineline Electronix, Inc.*		2,400	45,048
Nam Tai Electronics, Inc.		2,500	24,000
National Instruction Corp.		8,800	230,032
OSI Systems, Inc.*		300	6,906
Park Electrochemical Corp.		4,200	108,570
PC Connection, Inc.*		1,800	14,256
Plexus Corp.*		10,200	286,110
Rofin-Sinar Technologies, Inc.*		17,700	794,730
Sanmina-SCI Corp.*		57,900	93,798
ScanSource, Inc.*		2,000	72,380
Smart Modular Technologies, Inc.*		4,100	25,461
SYNNEX Corp.*		2,000	42,440
Tech Data Corp.*		7,900	259,120
Technitrol, Inc.		8,200	189,666
Trimble Navigation Ltd.*		1,700	48,603
TTM Technologies, Inc.*		600	6,792

			4,701,543

ENERGY EQUIPMENT & SERVICES – 3.3%
Atwood Oceanics, Inc.*		3,200	293,504
Basic Energy Services, Inc.*		600	13,248
Bolt Technology Corp.*		100	1,843
Bristow Group, Inc.*		600	32,202
Dawson Geophysical Co.*		1,500	101,250
Dresser-rand Group, Inc.*		2,900	89,175
Dril-Quip, Inc.*		8,400	390,348
Englobal Corp.*		1,400	11,970
Ensco International, Inc.		6,831	427,757
Exterran Holdings, Inc.*		2,900	187,166
FMC Technologies, Inc.*		6,700	381,163
Global Industries, Inc.*		14,000	225,260

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Grey Wolf, Inc.*		5,100	$34,578
Gulf Island Fabrication, Inc.		2,900	83,288
Gulfmark Offshore, Inc.*		7,800	426,816
Hornbeck Offshore Services, Inc.*		4,800	219,216
Matrix Service Co.*		2,300	39,514
NATCO Group, Inc.*		8,900	416,075
Newpark Resources*		5,700	29,070
Oil States International, Inc.*		13,900	622,859
Patterson-UTI Energy, Inc.		12,500	327,250
Rowan Cos., Inc.		5,600	230,608
SEACOR Holdings, Inc.*		5,100	435,336
Superior Energy Services, Inc.*		1,600	63,392
T-3 Energy Services, Inc.*		3,000	127,680
Technicoil Corp.*	CA	16,600	11,953
Tidewater, Inc.		5,200	286,572
Trico Marine Services, Inc.*		800	31,176
Union Drilling, Inc.*		1,200	20,988
Unit Corp.*		3,300	186,945
Willbros Group, Inc.*		10,300	315,180

			6,063,382

FOOD & STAPLES RETAILING – 1.0%
Arden Group, Inc.		200	28,600
BJ’s Wholesale Club, Inc.*		10,400	371,176
Casey’s General Stores, Inc.		15,800	357,080
Central European Distribution Corp.*		5,300	308,407
China Nepstar Chain Drugstore Ltd ADR*		580	7,888
Ingles Markets, Inc.		3,400	83,606
Longs Drug Stores Corp.		4,300	182,578
Nash Finch Co.		3,800	129,124
Performance Food Group Co.*		6,100	199,348
Pricesmart, Inc.		1,250	34,637
Spartan Stores, Inc.		400	8,340
SUPERVALU, Inc.		1,900	56,962

			1,767,746

FOOD PRODUCTS – 1.1%
Agria Corp. ADR*		1,600	13,360
Cal-Maine Foods, Inc.		4,500	150,210
Chiquita Brands Inernational, Inc.*		17,500	404,425
Darling International, Inc.*		31,500	407,925
Flowers Foods, Inc.		18,300	452,925
Fresh Del Monte Produce, Inc.*		11,600	422,240
Green Mountain Coffee Roasters Inc.*		3,300	104,445
Hormel Foods Corp.		800	33,328
Imperial Sugar Co.		2,300	43,286
Reddy Ice Holdings, Inc.		1,900	24,757

			2,056,901

GAS UTILITIES – 0.6%
New Jersey Resources Corp.		1,100	34,155
Northwest Natural Gas Co.		9,200	399,648
Piedmont Natural Gas Co.		2,900	76,154
Southwest Gas Corp.		2,000	55,920
The Laclede Group, Inc.		1,800	64,134
WGL Holdings, Inc.		15,700	503,342

			1,133,353

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Abaxis, Inc.*		5,000	115,850
Analogic Corp.		6,200	412,548
Arthrocare Corp.*		2,000	66,700
Conmed Corp.*		6,000	153,840
Cynosure, Inc.*		2,300	48,990
Datascope Corp.		2,900	120,147
Dentsply International, Inc.		500	19,300
Edwards Lifesciences Corp.*		3,200	142,560
Hologic, Inc.*		6,200	344,720
Intuitive Surgical, Inc.*		1,200	389,220
Invacare Corp.		500	11,140
Inverness Medical Innovations Inc.*		5,149	154,985
Iris International Inc.*		2,700	35,829
Kensey Nash Corp.*		700	20,265
Meridian Bioscience, Inc.		11,750	392,802
Merit Medical Systems, Inc.*		2,600	41,158
Orthofix International*		1,100	43,747
Quidel Corp.*		8,100	130,086
Rti Biologics, Inc.*		1,300	12,285
Somanetics Corp.*		2,300	35,811
Sonosite Inc.g*		2,200	62,546
STERIS Corp.		15,700	421,231

			3,175,760

HEALTH CARE PROVIDERS & SERVICES – 3.0%
Air Methods Corp.*		3,300	159,621
Alliance Imaging, Inc.*		9,500	81,700
Amedisys, Inc.*		5,800	228,172
AMERIGROUP Corp.*		14,800	404,484
AmerisourceBergen Corp.		10,200	417,996
Amsurg Corp.*		4,100	97,088
Apria Healthcare Group, Inc.*		18,100	357,475
Bioscrip, Inc.*		3,400	22,984
Centene Corp.*		18,200	253,708
Chemed Corp.		7,900	333,380
Chindex International Inc.*		1,300	49,062
Coventry Health Care, Inc.*		8,500	342,975

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Emergency Medical Services LP*		7,300	$180,237
Hanger Orthopedic Group, Inc.*		1,900	20,482
Health Net, Inc.*		8,800	271,040
Healthspring, Inc.*		24,500	344,960
HMS Holdings Corp.*		2,400	68,520
Humana, Inc.*		5,400	242,244
Kindred Healthcare, Inc.*		4,400	96,228
Landauer, Inc.		900	45,306
LCA- Vision, Inc.		500	6,250
Lincare Holdings, Inc.*		9,200	258,612
Molina Healthcare, Inc.*		12,200	297,924
Omnicare, Inc.		10,400	188,864
Owens & Minor, Inc.		6,700	263,578
Pediatrix Medical Group*		200	13,480
Providence Service Corp.*		2,500	75,000
Rehabcare Group Inc.*		6,200	93,000
Res-Care, Inc.*		4,700	80,605
Skilled Healthcare Group, Inc.*		300	3,294
Sun Healthcare Group, Inc.*		5,500	72,270
WellCare Health Plan, Inc.*		3,500	136,325

			5,506,864

HEALTH CARE TECHNOLOGY – 0.2%
Eclipsys Corp.*		1,300	25,493
Hlth Corp.*		5,300	50,562
Omnicell, Inc.*		8,200	164,820
Phase Forward, Inc.*		10,300	175,924
Trizetto Group, Inc.*		1,700	28,373

			445,172

HOTELS RESTAURANTS & LEISURE – 0.9%
Ambassadors Group, Inc.		500	9,445
Bally Technologies, Inc.*		7,700	264,418
Bob Evans Farms, Inc.		11,100	306,249
Brinker International, Inc.		7,000	129,850
CBRL Group, Inc.		4,396	157,245
CEC Entertainment, Inc.*		200	5,776
Chipotle Mexican Grill, Inc.*		1,200	136,116
Churchill Downs, Inc.		200	9,448
Dennys Corp.*		22,200	66,156
Domino’s Pizza, Inc.		1,700	22,933
Monarch Casino & Resort, Inc.*		3,200	56,672
Premier Exhibitions, Inc.*		5,300	32,012
Riviera Holdings Corp.*		100	2,061
WMS Industries, Inc.*		7,000	251,790
Wyndham Worldwide Corp.		9,300	192,324

			1,642,495

HOUSEHOLD DURABLES – 2.3%
American Greetings Corp.		24,600	456,330
Blyth, Inc.		12,000	236,640
Centex Corp.		5,600	135,576
Champion Enterprises, Inc.*		8,400	84,252
CSS Industries, Inc.		3,300	115,368
Helen Of Troy, Ltd.*		2,000	33,540
Hooker Furniture Corp.		2,500	55,850
KB Home		8,200	202,786
Kimball International, Inc.		5,800	62,176
La-Z-Boy, Inc.		2,300	19,182
Lennar Corp.		17,600	331,056
Mohawk Industries, Inc.*		4,100	293,601
NVR, Inc.*		600	358,500
Pulte Homes Inc.		12,300	178,965
Ryland Group, Inc.		14,200	467,038
Tempur-Pedic International, Inc.		11,200	123,200
Toll Brothers, Inc.*		7,500	176,100
Tupperware Brands Corp.		12,900	498,972
Universal Electronics, Inc.*		2,400	58,104
Whirlpool Corp.		3,200	277,696

			4,164,932

HOUSEHOLD PRODUCTS – 0.1%
WD-40 Co.		3,000	99,750

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Canadian Hydro Developers, Inc.*	CA	7,800	49,255
Mirant Corp.*		10,600	385,734

			434,989

INDUSTRIAL CONGLOMERATES – 0.4%
Carlisle Cos., Inc.		1,300	43,472
Raven Industries, Inc.		1,900	57,570
Teleflex, Inc.		5,400	257,634
Tredegar Corp.		500	9,105
Walter Industries, Inc.		6,100	382,043

			749,824

INSURANCE – 6.9%
Alfa Corp.		900	19,782
Alleghany Corp. Delaware*		204	69,666
Allied World Assurance Holdings, Ltd.		2,000	79,400
American Equity Investment Life Holding Co.		1,200	11,136
American Physicians Capital, Inc.		3,450	159,942
Amerisafe, Inc.*		5,400	68,256

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Amtrust Financial Services, Inc.		12,800	$207,488
Arch Cap Group, Ltd.*		3,400	233,478
Argo Group International Holdings, Inc.*		3,925	139,416
Aspen Insurance Holdings, Ltd.		9,900	261,162
Assurant, Inc.		7,700	468,622
Assured Guaranty, Ltd.		16,100	382,214
Axis Capital Holdings Ltd.		9,200	312,616
Berkley W R Corp.		10,900	301,821
Cincinnati Financial Corp.		3,800	144,552
CNA Financial Corp.		4,700	121,213
CNA Surety Corp.*		5,400	83,052
Commerce Group, Inc.		4,100	147,846
Conseco, Inc.*		1,800	18,360
Darwin Professional Underwriters, Inc.*		900	20,241
Delphi Financial Group, Inc.		13,050	381,452
Donegal Group, Inc.		233	4,054
eHealth, Inc.*		3,000	66,210
EMC Insurance Group, Inc.		300	8,067
Employers Holdings, Inc.		400	7,416
Endurance Specialty Holdings Ltd.		6,700	245,220
Erie Indemnity Co., Class A		300	15,357
Everest Re Group, Ltd.		3,700	331,261
FBL Financial Group, Inc.		5,500	156,695
Fidelity National Title Group, Inc.		17,400	318,942
First American Corp.		9,300	315,642
FPIC Insurance Group, Inc.*		1,800	84,852
Genworth Financial, Inc. Class A		19,100	432,424
Hallmark Financial Services, Inc.*		2,000	22,320
Harleysville Group, Inc.		3,500	126,315
HCC Insurance Holdings, Inc.		7,100	161,099
Hilb Rogal & Hobbs Co.		1,500	47,205
Horace Mann Educators Corp.		5,300	92,644
Infinity Property & Casualty Corp.		2,100	87,360
IPC Holdings, Ltd.		10,500	294,000
Life Partners Holdings Inc.		100	1,845
Markel Corp.*		100	43,997
Max Re Capital, Ltd.		18,300	479,277
Meadowbrook Insurance Group, Inc.		1,100	8,591
Mercury General Corp.		2,800	124,068
National Financial Partners Corp.		5,600	125,832
National Interstate Corp.		2,200	51,370
National Western Life Insurance Co.		100	21,679
Nationwide Financial Services		3,100	146,568
Navigators Group, Inc.*		4,300	233,920
Odyssey Re Holdings Corp.		3,300	121,275
OneBeacon Insurance Group, Ltd.		500	9,510
PartnerRe, Ltd.		4,100	312,830
Philadelphia Consolidated Holding Co.*		5,100	164,220
Phoenix Cos., Inc.		15,300	186,813
Platinum Underwriters Holdings, Ltd.		9,300	301,878
Presidential Life Corp.		100	1,744
ProAssurance Corp.*		7,600	409,108
Procentury Corp.		2,000	36,000
Protective Life Corp.		3,700	150,072
Reinsurance Group of America, Inc.		3,500	190,540
RenaissanceRe Holdings, Ltd.		5,500	285,505
RLI Corp.		6,400	317,248
Safeco Corp.		6,800	298,384
Safety Insurance Group, Inc.		100	3,413
SeaBright Insurance Holdings, Inc.*		4,700	69,231
Selective Insurance Group, Inc.		8,400	200,592
Stancorp Financial Group, Inc.		5,800	276,718
The Midland Co.		1,700	110,381
Torchmark Corp.		5,800	348,638
Tower Group, Inc.		500	12,585
Transatlantic Holdings, Inc.		1,000	66,350
United America Indemnity, Ltd.*		7,900	152,154
United Fire & Casualty Co.		1,400	52,360
Universal American Financial Corp.*		4,900	51,940
Universal Insurance Holdings, Inc.		600	2,268
Unum Group		16,000	352,160
White Mountains Insurance Group Ltd.		200	96,000
Xl Capital Ltd		5,100	150,705

			12,416,567

INTERNET & CATALOG RETAIL – 1.0%
1-800-flowers.com, Inc.*		10,600	90,206
Expedia, Inc.*		14,300	313,027
FTD Group, Inc.		1,500	20,130
Gaiam, Inc.*		6,500	112,580
Netflix , Inc.*		19,000	658,350

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Overstock.com Inc.*		3,400	$40,494
PetMed Express Common, Inc.*		5,800	64,322
Priceline.com, Inc.*		3,400	410,924
Shutterfly Inc.*		1,200	17,844
Stamps.com, Inc.*		400	4,104
Systemax, Inc.		2,200	26,532

			1,758,513

INTERNET SOFTWARE & SERVICES – 2.4%
Art Technology Group, Inc.*		11,700	45,396
Asiainfo Holdings, Inc.*		13,300	144,438
Bankrate, Inc.*		7,500	374,175
Chordiant Software, Inc.*		7,200	43,416
Cmgi, Inc.*		5,080	67,361
Cybersource Corp.*		22,108	322,998
Digital River, Inc.*		8,600	266,342
Divx Inc.*		3,100	21,700
Equinix, Inc.*		900	59,841
Greenfield Online, Inc.*		7,300	86,578
Imergent, Inc.		3,800	43,282
Interwoven, Inc.*		6,700	71,556
j2 Global Communications, Inc.*		17,400	388,368
Mercadolibre, Inc.*		200	7,952
Navisite, Inc.*		4,700	10,387
NIC, Inc.		6,600	46,926
Omniture Inc*		1,800	41,778
Open Text Corp.*		13,700	428,947
S1 Corp.*		18,900	134,379
Sohu.com, Inc.*		9,900	446,787
SonicWall, Inc.*		17,300	141,341
Soundbite Communications, Inc.*		3,000	14,700
TheStreet.com, Inc.		8,900	71,912
Travelzoo, Inc.*		1,200	13,248
United Online, Inc.		32,700	345,312
Valueclick, Inc.*		13,200	227,700
VeriSign, Inc.*		6,300	209,412
Vignette Corp.*		5,100	67,371
Vocus Inc*		3,600	95,040
Websense, Inc.*		2,700	50,625
Zix Corp*		5,100	19,737

			4,309,005

INVESTMENT COMPANIES – 0.2%
Cai International, Inc.*		4,000	51,440
Ryder System, Inc.		4,500	274,095

			325,535

IT SERVICES – 2.8%
Acxiom Corp.		11,400	135,318
Affiliated Computer Services, Inc.*		2,200	110,242
Broadridge Financial Solutions, Inc.		2,500	44,000
CACI International, Inc.*		7,100	323,405
Ciber, Inc.*		12,400	60,760
Computer Sciences Corp.*		9,900	403,821
Convergys Corp.*		18,100	272,586
CSG Systems International, Inc.*		10,100	114,837
DST Systems, Inc.*		5,500	361,570
Electronic Data Systems Corp.		14,000	233,100
Exlservice Holdings, Inc.*		400	9,184
Forrester Research, Inc.*		400	10,632
Gartner, Inc.*		12,100	234,014
Genpact Ltd*		600	7,350
Global Payments, Inc.		2,400	99,264
Heartland Payment Systems, Inc.		10,900	250,809
Mantech International Corp.*		12,400	562,464
MAXIMUS, Inc.		8,300	304,693
MPS Group, Inc.*		19,400	229,308
NCI, Inc.*		1,600	30,112
Perot Systems Corp., Class A*		1,400	21,056
Rightnow Technologies Inc*		2,700	32,130
SAIC, Inc.*		15,100	280,709
Sapient Corp.*		36,600	254,736
SRA International, Inc.*		6,300	153,153
SYKES Enterprises, Inc.*		6,900	121,371
Syntel, Inc.		4,800	127,920
TNS, Inc.*		100	2,064
Wright Express Corp.*		6,900	212,037

			5,002,645

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Callaway Golf Co.		28,600	419,848
Eastman Kodak Co.		11,300	199,671
Jakks Pacific, Inc.*		7,900	217,803
Polaris Industries, Inc.		11,800	483,918
RC2 Corp.*		1,700	35,649
Sturm Ruger & Co., Inc.*		4,500	37,080

			1,393,969

LIFE SCIENCES TOOLS & SERVICES – 1.7%
Albany Molecular Research, Inc.*		4,300	52,202
Applera Corporation-Applied Biosystems Group		10,600	348,316
Bio-Rad Laboratories, Inc.*		200	17,790
Bruker BioSciences Corp.*		300	4,617
Dionex Corp.*		6,200	477,338
eResearch Technology, Inc.*		11,700	145,314
Illumina, Inc.*		2,500	189,750
Invitrogen Corp.*		4,900	418,803
Kendle International, Inc.*		3,400	152,728

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Parexel International Corp.*		18,500	$482,850
PerkinElmer, Inc.		7,900	191,575
Pharmaceutical Product Development, Inc.		500	20,950
PharmaNet Development Group, Inc.*		5,200	131,196
Varian, Inc.*		8,800	509,696

			3,143,125

MACHINERY – 5.1%
Actuant Corp. Class A		17,200	519,612
AGCO Corp.*		4,100	245,508
American Science & Engineering Inc.		1,500	81,855
Ampco-Pittsburgh Corp.		3,500	150,465
Astec Industries, Inc.*		7,400	286,824
Axsys Technologies Inc.*		2,500	124,700
Badger Meter, Inc.		3,800	164,160
Barnes Group, Inc.		15,400	353,430
Blount International, Inc.*		6,900	85,353
Briggs & Stratton Corp.		3,300	59,070
Bucyrus International, Inc. Class A		1,300	132,145
Cascade Bancorp		700	34,517
Chart Industries, Inc.*		3,200	108,288
CIRCOR International, Inc.		4,100	189,625
Columbus Mckinnon Corp.*		4,800	148,704
Crane Co.		3,600	145,260
Cummins, Inc.		6,000	280,920
Dynamic Materials Corp.		1,900	82,080
EnPro Industries, Inc.*		9,100	283,829
Esco Technologies, Inc.*		4,100	162,852
Flowserve Corp.		600	62,628
Freightcar America, Inc.		500	17,150
Gardner Denver, Inc.*		14,500	537,950
Gorman-rupp Co.		2,225	73,180
Hardinge, Inc.		400	5,504
Hurco Cos., Inc.*		2,700	126,306
IDEX Corp.		6,000	184,140
Ingersoll-rand Co Ltd.		10,900	485,922
ITT Corp.		3,500	181,335
Joy Global, Inc.		500	32,580
Kadant, Inc.*		4,400	129,272
Lb Foster Co*		3,100	133,486
Lindsay Manufacturing Co.		3,300	338,151
Mccoy Corp.(1)	CA	6,200	25,458
Middleby Corp.*		4,200	262,038
Mueller Industries, Inc.		12,800	369,280
NACCO Industries, Inc.		300	24,282
Nordson Corp.		2,300	123,855
Pentair, Inc.		5,400	172,260
RBC Bearings, Inc.*		3,600	133,668
Robbins & Myers, Inc.		15,300	499,545
SPX Corp.		4,700	493,030
Sun Hydraulics, Inc.		4,250	124,397
Tecumseh Products Co.*		5,700	174,876
Tennant Co.		4,800	191,088
The Timken Co.		3,300	98,076
Titan International, Inc.		2,800	85,708
Toro Co.		7,200	298,008
Twin Disc Inc.		1,100	17,402
Watts Water Technologies Inc.		5,000	140,150

			9,179,922

MARINE – 0.1%
Excel Maritime Carriers, Ltd.		6,400	187,840
Star Bulk Carriers Corp.		3,100	35,402
Tbs International Ltd*		1,300	39,260

			262,502

MEDIA – 1.2%
Charter Communications, Inc.*		94,800	80,770
Cox Radio, Inc.*		1,300	15,444
Cumulus Media, Inc.*		3,600	22,968
DG Fastchannel, Inc.*		3,100	59,458
Discovery Holding Co., Class A*		3,500	74,270
Dreamworks Animation Skg, Inc.*		5,700	146,946
Entravision Communications Corp.*		33,600	223,776
Gannett Co., Inc.		5,200	151,060
Getty Images, Inc.*		7,600	243,200
Global Sources, Ltd.*		11,360	168,696
Lin TV Corp.*		6,500	62,465
Marvel Entertainment, Inc.*		4,400	117,876
Mediacom Communications Corp.*		500	2,165
National Cinemedia, Inc.		2,200	49,456
Regal Entertainment Group, Class A		2,600	50,154
Scholastic Corp.*		11,600	351,132
Sinclair Broadcast Group, Inc.		28,900	257,499
Warner Music Group Corp.		14,400	71,712

			2,149,047

METALS & MINING – 3.7%
AK Steel Holding Corp.		6,900	375,498
AMCOL International Corp.		2,100	65,583
Amerigo Resources, Ltd.	CA	20,800	44,120
Brush Engineered Materials, Inc.*		1,600	41,072
Carpenter Technology Corp.		5,900	330,223
Century Aluminum Co.*		9,370	620,669

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Cleveland-Cliffs, Inc.		400	$47,928
Compass Minerals International, Inc.		11,100	654,678
Farallon Resources, Ltd.*	CA	20,100	15,450
Haynes International, Inc.*		400	21,952
Hecla Mining Co.*		60,000	669,600
Kaiser Aluminum Corp.		1,300	90,090
Northwest Pipe Co*		1,100	46,739
Olympic Steel, Inc.		1,800	81,180
Quanex Corp.		10,600	548,444
Redcorp Ventures Ltd.(1)*	CA	91,400	20,454
Reliance Steel & Aluminum Co.		5,400	323,244
Schnitzer Steel Industries, Inc.		7,500	532,650
Sims Group Ltd. ADR		20,705	569,802
Steel Dynamics, Inc.		16,560	547,142
United States Steel Corp.		5,000	634,350
Universal Stainless & Alloy*		500	14,855
Worthington Industries, Inc.		25,600	431,872

			6,727,595

MULTI-UTILITIES – 0.1%
Alliant Energy Corp.		4,800	168,048
Energy East Corp.		1,500	36,180
Vectren Corp.		2,000	53,660

			257,888

MULTILINE RETAIL – 0.8%
Big Lots, Inc.*		31,500	702,450
Conn’s, Inc.*		2,400	39,144
Dollar Tree Inc*		13,100	361,429
Family Dollar Stores, Inc.		12,300	239,850
Macy’s, Inc.		5,500	126,830

			1,469,703

OFFICE ELECTRONICS – 0.1%
Zebra Technologies Corp. Class A*		8,200	273,224

OIL & GAS-EXPLORATION & PRODUCTION – 3.5%
Alon USA Energy, Inc.		800	12,168
Alpha Natural Resources, Inc.*		19,600	851,424
Arena Resources Inc*		4,000	154,840
Berry Petroleum Co.		4,900	227,801
Bill Barrett Corp.*		5,000	236,250
Bois D’arc Energy, Inc.*		7,900	169,771
Brigham Exploration Co.*		3,900	23,673
Cabot Oil & Gas Corp.		1,500	76,260
Callon Petroleum Co.*		1,200	21,708
Celtic Exploration, Ltd.*	CA	500	7,531
Cimarex Energy Co.		3,600	197,064
Comstock Resources, Inc.*		500	20,150
Concho Resources Inc*		2,600	66,664
Contango Oil & Gas Co*		1,100	71,071
Continental Resources, Inc.*		2,200	70,158
Deltek, Inc.*		900	11,682
Forest Oil Corp.*		500	24,480
Foundation Coal Holdings, Inc.		5,900	296,947
Frontier Oil Corp.		10,300	280,778
Galleon Energy, Inc.*	CA	1,050	15,120
Golar Lng, Ltd.		1,100	20,097
Gulfport Energy Corp.*		300	3,180
Helix Energy Solutions Group, Inc.*		700	22,050
Holly Corp.		5,600	243,096
James River Coal Co.*		4,500	78,840
Jura Energy Corp.*	CA	13,900	5,511
Mariner Energy, Inc.*		19,500	526,695
Massey Energy Co.		16,700	609,550
Midnight Oil Exploration, Ltd.*	CA	15,100	18,880
Noble Energy, Inc.		600	43,680
Paramount Resources, Ltd.*	CA	900	13,381
Petrohawk Energy Corp.*		14,800	298,516
Petroquest Energy, Inc.*		9,300	161,262
Plains Exploration & Production Co.*		1,200	63,768
Rosetta Resources, Inc.*		8,100	159,327
Stone Energy Corp.*		11,100	580,641
Swift Energy Co.*		500	22,495
Tristar Oil & Gas, Ltd.*	CA	1,300	18,291
TUSK Energy Corp.*	CA	21,307	35,244
Vaalco Energy, Inc.*		6,300	31,311
Vero Energy, Inc.*	CA	700	5,210
W&T Offshore, Inc.		11,900	405,909
Warren Resources, Inc.*		2,400	28,488
Whiting Petroleum Corp.*		700	45,255

			6,276,217

PAPER & FOREST PRODUCTS – 0.1%
Abitibibowater, Inc.		2,168	27,989
Buckeye Technologies, Inc.*		9,000	100,440
Glatfelter		2,100	31,731
Schweitzer-Mauduit International, Inc.		3,300	76,362
Wausau Paper Corp.		2,100	17,346

			253,868

PERSONAL PRODUCTS – 0.5%
Alberto Culver		1,200	32,892
American Oriental Bioengineering Inc.*		32,100	260,010
Chattem, Inc.*		6,200	411,308
Elizabeth Arden, Inc.*		4,300	85,785
Herbalife Ltd.		1,400	66,500
NBTY, Inc.*		4,200	125,790

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Nu Skin Enterprises, Inc.		800	$14,416

			996,701

PHARMACEUTICALS – 1.3%
Auxilium Pharmaceuticals Inc.*		2,200	58,828
Bentley Pharmaceuticals, Inc.*		700	11,375
BioMimetic Therapeutics, Inc.*		200	1,600
Durect Corp.*		2,900	15,225
Endo Pharmaceuticals Holding, Inc.*		10,900	260,946
Forest Laboratories Inc.*		6,200	248,062
King Pharmaceuticals, Inc.*		44,531	387,420
Kv Pharmaceutical Co.*		2,500	62,400
Medicis Pharmaceutical Corp.		12,800	252,032
Noven Pharmaceuticals, Inc.*		500	4,490
Obagi Medical Products, Inc.*		6,300	54,684
Pain Therapeutics, Inc.*		3,300	27,885
Perrigo Co.		2,900	109,417
Pozen, Inc.*		5,100	52,836
Sciele Pharma, Inc.*		16,100	313,950
Valeant Pharmaceuticals International*		11,600	148,828
Vivus, Inc.*		1,600	9,648
Xenoport, Inc.*		6,200	250,914

			2,270,540

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Jones Lang LaSalle, Inc.		2,500	193,350

REITS – 2.1%
Acadia Realty Trust		300	7,245
Agree Realty Corp.		1,500	41,175
Alexandria Real Estate Equities, Inc.		1,000	92,720
Arbor Realty Trust, Inc.		1,000	15,080
Ashford Hospitality Trust, Inc.		6,600	37,488
Associated Estates Realty Corp.		700	8,008
BioMed Realty Trust, Inc.		200	4,778
Brandywine Reality Trust		2,500	42,400
Capital Trust, Inc.		800	21,560
CBL & Associates Properties, Inc.		2,800	65,884
Cedar Shopping Centers, Inc.		1,100	12,848
Colonial Properties Trust		500	12,025
Commercial Net Lease Realty		5,900	130,095
Corporate Office Properties Trust		1,000	33,610
DiamondRock Hospitality Co.		6,900	87,423
Digital Realty Trust, Inc.		5,000	177,500
Eastgroup Properties, Inc.		900	41,814
Entertainment Properties Trust		2,300	113,459
Equity Lifestyle Properties, Inc.		1,000	49,370
Equity One, Inc.		3,500	83,895
FelCor Lodging Trust, Inc.		7,400	89,022
First Industrial Reality Trust, Inc.		5,900	182,251
Glimcher Realty Trust		600	7,176
Gramercy Capital Corp.		1,200	25,116
Hersha Hospitality Trust		1,200	10,836
Highwoods Properties, Inc.		3,600	111,852
Home Properties, Inc.		700	33,593
Inland Real Estate Corp.		7,100	107,991
Kite Realty Group Trust		1,400	19,600
LaSalle Hotel Properties		1,600	45,968
Lexington Corporate Properties Trust		3,400	48,994
LTC Properties, Inc.		1,800	46,278
Medical Properties Trust, Inc.		600	6,792
Mid America Apartment Communities, Inc.		1,100	54,824
National Health Investors, Inc.		600	18,750
Nationwide Health Properties, Inc.		10,000	337,500
Omega Healthcare Investors, Inc.		5,100	88,536
Parkway Properties, Inc.		1,500	55,440
Pennsylvania Real Estate Investment		3,800	92,682
PS Business Parks, Inc.		1,400	72,660
RAIT Investment Trust		2,700	18,738
Ramco Gershenson Properties Trust		1,000	21,110
Realty Income Corp.		7,000	179,340
Redwood Trust, Inc.		900	32,715
Resource Capital Corp.		200	1,514
Saul Centers, Inc.		400	20,096
Senior Housing Properties Trust		8,200	194,340
Sovran Self Storage, Inc.		600	25,626
Strategic Hotels & Resorts, Inc.		3,700	48,581
Sunstone Hotel Investors, Inc.		4,700	75,247
Tanger Factory Outlet Centers, Inc.		3,900	150,033
Taubman Centers, Inc.		1,600	83,360
Tenet Healthcare Corp.*		48,500	274,510
Washington Real Estate Investment Trust		1,800	60,156

			3,719,604

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.6%
Actel Corp.*		3,400	$52,054
Advanced Analogic Technologies Inc.*		7,800	43,836
Advanced Energy Industries, Inc.*		9,400	124,644
Altera Corp.		6,200	114,266
Amkor Technology, Inc.*		45,000	481,500
Analog Devices, Inc.		13,700	404,424
Atheros Communications, Inc.*		4,500	93,780
Atmel Corp.*		60,100	209,148
ATMI, Inc.*		10,500	292,215
Broadcom Corp.*		10,900	210,043
Brooks Automation, Inc.*		25,700	249,804
Cabot Microelectronics Corp.*		11,900	382,585
Cohu, Inc.		5,000	81,250
Credence Systems Corp.*		13,400	22,780
Cymer, Inc.*		7,800	203,112
Cypress Semiconductor Corp.*		13,400	316,374
Day4 Energy, Inc.*	CA	14,900	67,269
Diodes, Inc.*		800	17,568
DSP Group, Inc.*		100	1,274
Emcore Corp.*		9,800	56,448
Entegris, Inc.*		40,300	289,757
Fairchild Semiconductor International, Inc.*		7,500	89,400
FEI Co.*		14,900	325,267
Intellon Corp*		3,300	16,236
Intersil Holding Corp.		16,300	418,421
IXYS Corp.*		500	3,415
Kla-Tencor Corp.		10,000	371,000
Kulicke & Soffa Industries, Inc.*		2,984	14,263
Lam Research Corp.*		9,000	343,980
LTX Corp.*		2,429	7,627
Mattson Technology, Inc.*		9,100	55,419
Micrel, Inc.		25,600	237,312
Microtune, Inc.*		11,400	41,724
MIPS Technologies, Inc.*		1,100	4,356
MKS Instruments, Inc.*		22,700	485,780
Monolithic Power Systems, Inc.*		7,400	130,462
Novellus Systems, Inc.*		14,700	309,435
Omnivision Technologies, Inc.*		21,400	359,948
ON Semiconductor Corp.*		20,470	116,270
Pericom Semiconductor Corp.*		6,800	99,824
Photronics, Inc.*		1,400	13,370
PMC-Sierra, Inc.*		68,300	389,310
Rambus, Inc.*		9,800	228,438
Rubicon Technology, Inc.*		5,000	144,900
Rudolph Technologies, Inc.*		3,800	37,126
Semtech Corp.*		31,200	447,096
Sigma Designs, Inc.*		11,000	249,370
Silicon Laboratories, Inc.*		14,900	469,946
Silicon Storage Technology, Inc.*		8,000	20,960
Skyworks Solutions, Inc.*		58,800	428,064
Standard Microsystems Corp*		6,700	195,506
Supertex, Inc.*		1,300	26,533
Techwell, Inc.*		1,000	10,840
Teradyne, Inc.*		33,300	413,586
Tessera Technologies, Inc.*		3,500	72,800
Triquint Semiconductor, Inc.*		19,700	99,682
Ultra Clean Holdings*		2,500	24,500
Varian Semiconductor Equipment, Inc.*		10,700	301,205
Veeco Instruments, Inc.*		4,700	78,161
Verigy, Ltd.*		14,700	276,948
Volterra Semiconductor Corp.*		2,600	29,458
Xilinx, Inc.		21,300	505,875
Zoran Corp.*		20,100	274,566

			11,882,510

SOFTWARE – 6.2%
Activision, Inc.*		16,100	439,691
Actuate Corp.*		17,100	70,110
Advent Software, Inc.*		9,200	392,104
Ansoft Corp.*		2,700	82,404
Ansys, Inc.*		9,400	324,488
Arcsight, Inc.*		600	4,146
Aspen Technology, Inc.*		30,700	391,425
Autodesk, Inc.*		11,900	374,612
BEA Systems, Inc.*		23,500	450,025
Blackbaud, Inc.		11,800	286,504
Blackboard Inc.*		5,500	183,315
BMC Software, Inc.*		14,535	472,678
Bottomline Technologies, Inc.*		100	1,260
Cadence Design Systems, Inc.*		29,400	313,992
Check Point Software Technologies*		12,100	271,040
Citrix Systems, Inc.*		2,100	61,593
Commvault Systems, Inc.*		8,600	106,640
Compuware Corp.*		36,300	266,442
Concur Technologies, Inc.*		7,900	245,295
Double-take Software, Inc.*		4,600	53,728
Epicor Software Corp.*		1,200	13,440
Epiq Systems, Inc.*		6,050	93,896

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Fair Issac Corp.		9,100	$195,832
FalconStor Software, Inc.*		8,300	63,163
i2 Technologies, Inc.*		100	1,126
Informatica Corp.*		31,000	528,860
Interactive Intelligence, Inc.*		5,700	67,089
Intervoice Brite, Inc.*		6,500	51,740
Intuit, Inc.*		900	24,309
Jack Henry & Associates, Inc.		12,100	298,507
JDA Software Group, Inc.*		7,200	131,400
Lawson Software, Inc.*		42,000	316,260
Manhattan Associates, Inc.*		2,700	61,911
McAfee, Inc.*		11,800	390,462
Mentor Graphics Corp.*		3,600	31,788
Micros Systems, Inc.*		11,000	370,260
Microstrategy, Inc.*		5,859	433,507
NAVTEQ Corp.*		1,100	74,800
Net 1 UEPS Technologies, Inc.*		9,500	214,225
Netscout Systems, Inc.*		4,800	44,640
Novell, Inc.*		55,700	350,353
Parametric Technology Corp.*		10,700	170,986
Progress Software Corp.*		6,100	182,512
Quest Software, Inc.*		23,700	309,759
Radiant Systems, Inc.*		9,000	125,730
Salesforce.com, Inc.*		6,600	381,942
Secure Computing Corp.*		3,900	25,155
Sonic Solutions*		2,300	22,195
SPSS, Inc.*		3,900	151,242
Sybase, Inc.*		11,600	305,080
Synchronoss Technologies, Inc.*		4,200	84,126
Synopsys, Inc.*		1,870	42,468
The9, Ltd.*		1,800	36,900
Tibco Software, Inc.*		60,200	429,828
Tyler Technologies, Inc.*		10,400	145,392
Ultimate Software Group, Inc.*		2,000	60,120
Wind River Systems, Inc.*		17,300	133,902

			11,156,397

SPECIALTY RETAIL – 2.0%
A.C. Moore Arts & Crafts, Inc.*		4,300	29,326
Aeropostale, Inc.*		27,200	737,392
Autonation, Inc.*		17,900	267,963
Autozone, Inc.*		2,500	284,575
Barnes & Noble, Inc.		3,000	91,950
Blockbuster, Inc.*		44,600	145,396
Books-A-Million, Inc.		1,900	16,606
Brown Shoe, Inc.		10,620	160,043
Buckle, Inc.		13,650	610,565
Cato Corp.		1,000	14,940
Dress Barn, Inc.*		13,300	172,102
Hot Topic Inc.*		6,800	29,308
JOS A Bank Clothiers Inc.*		3,200	65,600
Mens Wearhouse, Inc.		9,500	221,065
Office Depot, Inc.*		16,600	183,430
RadioShack Corp.		18,900	307,125
Sally Beauty Holdings, Inc.*		35,600	245,640
Select Comfort Corp.*		1,100	3,960

			3,586,986

TEXTILES, APPAREL & LUXURY GOODS – 1.5%
American Apparel Inc.*		2,100	19,845
Cherokee, Inc.		400	13,468
Deckers Outdoor Corp.*		4,200	452,844
Fossil, Inc.*		13,000	397,020
Iconix Brand Group, Inc.*		6,600	114,510
Liz Claiborne, Inc.		7,100	128,865
Madden Steven, Ltd.*		662	11,340
Movado Group, Inc.		3,000	58,470
Perry Ellis International, Inc.*		2,000	43,660
Polo Ralph Lauren Corp.		5,200	303,108
Warnaco Group, Inc.*		15,000	591,600
Wolverine World Wide, Inc.		17,000	493,170

			2,627,900

THRIFT & MORTGAGE FINANCE – 0.1%
Dime Community Bancshares		900	15,732
Encore Bancshares, Inc.*		1,200	21,000
Federal Agricultural Mortgage Corp.		900	23,490
First Niagara Financial Group, Inc.		8,000	108,720
PMI Group, Inc.		1,400	8,148
Provident New York Bancorp		2,200	29,700
TierOne Corp.		1,700	19,176
WSFS Financial Corp.		400	19,712

			245,678

TOBACCO – 0.5%
Alliance One International, Inc.*		1,600	9,664
Universal Corp.		9,800	642,194
Vector Group, Ltd.		10,305	181,265

			833,123

TRADING COMPANIES & DISTRIBUTORS – 0.7%
Applied Industrial Technologies, Inc.		15,050	449,845
Houston Wire & Cable Co.		600	9,612
Kaman Corp.		1,200	33,948
NuCo2, Inc.*		1,500	41,655
Rush Enterprises, Inc.*		1,700	26,928
UAP Holding Corp.		8,200	314,388
United Rentals, Inc.*		19,400	365,496

			1,241,872

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
WATER UTILITIES – 0.1%
California Water Service Group		500	$19,075
Cascal*		9,300	111,600

			130,675

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Centennial Communication Corp.*		16,800	99,288
Rural Cellular Corp*		800	35,384
Syniverse Holdings, Inc.*		28,000	466,480
Telephone & Data Systems, Inc.		7,600	298,452
USA Mobility, Inc.*		1,000	7,140

			906,744

Total Common Stocks (cost $194,575,431)			179,144,551

WARRANT – 0.0%+
METALS & MINING – 0.0%+
Redcorp Ventures, Ltd. Expires 7/10/09* (1) (cost $0)	CA	45,700	1,445

RIGHTS – 0.0%+
INVESTMENT COMPANIES – 0.0%+
Ares Capital Corp. Expires 4/21/08*(1)		1,000	560
MCG Capital Corp. Expires 4/16/08*(1)		400	428

			988

Total Rights (cost $0)			988

		Principal Amount (000)
SHORT TERM INVESTMENTS – 1.3%
REPURCHASE AGREEMENT – 1.3%
State Street Bank and Trust Company 0.75%, 4/1/08 (collateralized by $1,990,000 Treasury Inflation Note, 2.625%, 07/15/17, with a value of $2,302,157 total to be received $2,255,047) (cost $2,255,000)		$2,255	2,255,000

TOTAL INVESTMENTS – 100.3% (cost $196,830,431)			181,401,984
Liabilities in excess of other assets – (0.3)%			(461,844)

NET ASSETS – 100.0%			$180,940,140

*	Non-income producing security

**	Unless otherwise noted the country code for all securities is United States.

+	Amount is less than 0.05%

ADR	American Depositary Receipt

CA	= Canada

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 these securities amounted to $48,345, representing 0.03% of net assets.

FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 98.8%
AEROSPACE & DEFENSE – 6.5%
Lockheed Martin Corp.	12,000	$1,191,600
Precision Castparts Corp.	4,700	479,776
Raytheon Co.	22,500	1,453,725
United Technologies Corp.	27,300	1,878,786

		5,003,887

AUTO COMPONENTS – 1.1%
The Goodyear Tire & Rubber Co.*	33,900	874,620

BEVERAGES – 0.3%
PepsiCo, Inc.	3,400	245,480

BIOTECHNOLOGY – 4.1%
Biogen Idec, Inc.*	25,500	1,573,095
Genzyme Corp.*	10,600	790,124
United Therapeutics Corp.*	9,404	815,327

		3,178,546

CAPITAL MARKETS – 1.1%
Bank Of New York Mellon Corp.	19,800	826,254

CHEMICALS – 4.0%
Monsanto Co.	20,000	2,230,000
Mosaic Co/the*	8,365	858,249

		3,088,249

COMMUNICATIONS EQUIPMENT – 1.6%
Cisco Systems, Inc.*	17,560	423,021
Polycom, Inc.*	37,845	853,026

		1,276,047

COMPUTERS & PERIPHERALS – 12.5%
Apple Computer, Inc.*	28,261	4,055,454
Hewlett-Packard Co.	75,550	3,449,613
International Business Machines Corp.	2,000	230,280
NCR Corp.*	32,900	751,107
NetApp, Inc.*	37,200	745,860
Western Digital Corp.*	15,200	411,008

		9,643,322

CONSTRUCTION & ENGINEERING – 0.8%
Shaw Group, Inc.*	12,900	608,106

DIVERSIFIED CONSUMER SERVICES – 0.7%
Apollo Group, Inc. Class A*	12,200	527,040

DIVERSIFIED FINANCIAL SERVICES – 0.8%
Interactive Brokers Group, Inc. Class A*	25,500	654,585

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
AT&T, Inc.	13,217	506,211

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
Avnet, Inc.*	23,900	782,247

ENERGY EQUIPMENT & SERVICES – 2.7%
National-Oilwell, Inc.*	36,400	2,125,032

FOOD & STAPLES RETAILING – 7.6%
CVS Caremark Corp.	44,000	1,782,440
Great Atlantic & Pacific Tea, Inc.*	25,300	663,366
Safeway, Inc.	53,600	1,573,160
Wal-Mart Stores, Inc.	35,400	1,864,872

		5,883,838

GAS UTILITIES – 0.4%
Southern Union Co.	14,400	335,088

HEALTH CARE PROVIDERS & SERVICES – 4.6%
Aetna, Inc.	15,800	665,022
CIGNA Corp.	19,000	770,830
McKesson HBOC, Inc.	14,000	733,180
Medco Health Solutions, Inc.*	31,100	1,361,869

		3,530,901

HOTELS RESTAURANTS & LEISURE – 3.5%
Burger King Holdings, Inc.	24,899	688,706
McDonald’s Corp.	22,900	1,277,133
Royal Caribbean Cruises Ltd.	22,623	744,297

		2,710,136

INSURANCE – 3.7%
ACE, Ltd.	10,800	594,648
Berkshire Hathaway, Inc.*	260	1,162,954
PartnerRe, Ltd.	5,100	389,130
The Chubb Corp.	14,870	735,768

		2,882,500

LIFE SCIENCES TOOLS & SERVICES – 3.3%
Charles River Laboratories International, Inc.*	10,800	636,552
PerkinElmer, Inc.	44,700	1,083,975
Thermo Electron Corp.*	14,100	801,444

		2,521,971

MACHINERY – 3.6%
AGCO Corp.*	25,100	1,502,988
Deere & Co	4,700	378,068
Manitowoc, Inc.	21,635	882,708

		2,763,764

METALS & MINING – 0.9%
Allegheny Technologies, Inc.	9,462	675,208

MULTI-UTILITIES – 0.4%
CMS Energy Corp.	20,867	282,539

OIL & GAS-EXPLORATION & PRODUCTION – 7.5%
ConocoPhillips	24,900	1,897,629
Exxon Mobil Corp.	8,900	752,762
Noble Energy, Inc.	12,700	924,560
Pioneer Natural Resources Co.	16,200	795,744
Sunoco, Inc.	13,467	706,613
Tesoro Corp.	24,800	744,000

		5,821,308

PHARMACEUTICALS – 2.8%
Endo Pharmaceuticals Holding, Inc.*	57,027	1,365,226
Pfizer, Inc.	36,900	772,317

		2,137,543

ROAD & RAIL – 1.0%
Union Pacific Corp.	6,500	814,970

FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
Applied Materials, Inc.	66,844	$1,304,126
Intel Corp.	11,000	232,980

		1,537,106

SOFTWARE – 10.4%
Adobe Systems, Inc.*	23,000	818,570
BMC Software, Inc.*	12,900	419,508
McAfee, Inc.*	11,700	387,153
Microsoft Corp.	157,450	4,468,431
Nuance Communications, Inc.*	110,000	1,915,100

		8,008,762

SPECIALTY RETAIL – 1.7%
Tiffany & Co.	20,500	857,720
TJX Cos., Inc.	12,900	426,603

		1,284,323

TEXTILES, APPAREL & LUXURY GOODS – 3.5%
Nike, Inc.	39,400	2,679,200

TOBACCO – 4.1%
Altria Group, Inc.	43,300	961,260
Philip Morris International, Inc.*	43,300	2,190,114

		3,151,374

Total Common Stocks (cost $79,381,376)		76,360,157

TOTAL INVESTMENTS – 98.8% (cost $79,381,376)		76,360,157
Other assets less liabilities – 1.2%		922,931

NET ASSETS – 100.0%		$77,283,088

*	Non-income producing security

BLUE CHIP MID CAP FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 94.2%
AEROSPACE & DEFENSE – 2.0%
Alliant Techsystems, Inc.*		5,300	$548,709
Precision Castparts Corp.		5,500	561,440
Rockwell Collins, Inc.		7,500	428,625

			1,538,774

AIR FREIGHT & LOGISTICS – 1.1%
CH Robinson Worldwide, Inc.		10,400	565,760
Expeditors International of Washington, Inc.		6,700	302,706

			868,466

AUTO COMPONENTS – 0.6%
BorgWarner, Inc.		11,700	503,451

BIOTECHNOLOGY – 3.1%
Amylin Pharmaceuticals, Inc.*		20,800	607,568
Cephalon, Inc.*		10,600	682,640
Millennium Pharmaceuticals, Inc.*		50,700	783,822
Regeneron Pharmaceuticals, Inc.*		17,800	341,582

			2,415,612

CAPITAL MARKETS – 2.5%
Aberdeen Asset Management PLC	GB	203,748	560,304
Blackrock, Inc.		2,700	551,286
T Rowe Price Group, Inc.		7,500	375,000
Waddell & Reed Financial, Inc. Class A		13,600	436,968

			1,923,558

CHEMICALS – 2.2%
Agrium, Inc.		7,100	440,981
CF Industries Holdings, Inc.		5,200	538,824
FMC Corp.		12,900	715,821

			1,695,626

COMMERCIAL BANKS – 1.3%
Huntington Bancshares, Inc.		12,600	135,450
M&T Bank Corp.		3,400	273,632
National City Corp.		25,500	253,725
Popular, Inc.		20,400	237,864
UCBH Holdings, Inc.		11,600	90,016

			990,687

COMMERCIAL SERVICES & SUPPLIES – 6.9%
Allied Waste Industries, Inc.*		89,000	962,090
Equifax, Inc.		33,200	1,144,736
Manpower, Inc.		17,500	984,550
Republic Services, Inc.		45,300	1,324,572
Robert Half International, Inc.		33,654	866,254

			5,282,202

COMMUNICATIONS EQUIPMENT – 0.6%
Ciena Corp.*		13,900	428,537

COMPUTERS & PERIPHERALS – 0.4%
NetApp, Inc.*		13,900	278,695

CONSTRUCTION & ENGINEERING – 1.3%
Fluor Corp.		3,400	479,944
Foster Wheeler, Ltd.*		9,100	515,242

			995,186

CONTAINERS & PACKAGING – 0.9%
Sealed Air Corp.		27,900	704,475

DISTRIBUTORS – 1.1%
Li & Fung, Ltd.	HK	228,000	840,826

DIVERSIFIED CONSUMER SERVICES – 0.5%
ITT Educational Services, Inc.*		2,000	91,860
Strayer Education, Inc.		1,900	289,750

			381,610

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Bovespa Holding	BR	13,700	185,602

ELECTRIC UTILITIES – 2.2%
DPL, Inc.		33,500	858,940
Northeast Utilities		33,600	824,544

			1,683,484

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.1%
Flir Systems, Inc.*		24,400	734,196
National Instruction Corp.		5,600	146,384

			880,580

ENERGY EQUIPMENT & SERVICES – 2.6%
Compagnie Generale De Geophysique-Veritas*		14,200	703,042
Diamond Offshore Drilling, Inc.		4,600	535,440
Seadrill, Ltd.	NO	28,200	756,880

			1,995,362

FOOD & STAPLES RETAILING – 2.9%
BJ’s Wholesale Club, Inc.*		34,700	1,238,443
SUPERVALU, Inc.		33,600	1,007,328

			2,245,771

GAS UTILITIES – 1.2%
UGI Corp.		37,100	924,532

HEALTH CARE EQUIPMENT & SUPPLIES – 4.9%
Beckman Coulter, Inc.		20,100	1,297,455
Intuitive Surgical, Inc.*		2,600	843,310
St. Jude Medical, Inc.*		21,800	941,542

BLUE CHIP MID CAP FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Varian Medical Systems, Inc.*		7,300	$341,932
Zimmer Holdings, Inc.*		4,800	373,728

			3,797,967

HEALTH CARE PROVIDERS & SERVICES – 5.4%
Brookdale Senior Living, Inc.		13,600	325,040
Community Health Systems, Inc.*		37,900	1,272,303
Humana, Inc.*		12,300	551,778
Patterson Cos., Inc.*		24,300	882,090
Universal Health Services, Inc.		21,000	1,127,490

			4,158,701

HOTELS RESTAURANTS & LEISURE – 0.4%
Ctrip.com International, Ltd.		5,300	281,006

HOUSEHOLD DURABLES – 1.0%
NVR, Inc.*		1,300	776,750

HOUSEHOLD PRODUCTS – 1.3%
Clorox Co.		18,300	1,036,512

INSURANCE – 2.1%
Everest Re Group, Ltd.		5,700	510,321
Unum Group		41,800	920,018
White Mountains Insurance Group Ltd.		400	192,000

			1,622,339

INTERNET SOFTWARE & SERVICES – 2.3%
Equinix, Inc.*		8,300	551,867
VeriSign, Inc.*		35,900	1,193,316

			1,745,183

IT SERVICES – 2.5%
Global Payments, Inc.		15,600	645,216
Western Union Co./the		60,200	1,280,454

			1,925,670

LIFE SCIENCES TOOLS & SERVICES – 0.8%
Charles River Laboratories International, Inc.*		9,900	583,506

MACHINERY – 3.1%
Kennametal, Inc.		26,700	785,781
Lupatech*	BR	5,400	168,740
Oshkosh Truck Corp.		3,500	126,980
Paccar, Inc.		15,800	711,000
Toro Co.		15,200	629,128

			2,421,629

MEDIA – 1.4%
Dreamworks Animation Skg, Inc.*		32,900	848,162
Focus Media Holding, Ltd.*		5,900	207,385

			1,055,547

METALS & MINING – 3.6%
Cleveland-Cliffs, Inc.		4,800	575,136
Nucor Corp.		11,100	751,914
Teck Cominco, Ltd.		6,600	270,336
Thompson Creek Metals Co., Inc.*	CA	18,600	339,152
United States Steel Corp.		6,600	837,342

			2,773,880

OIL & GAS-EXPLORATION & PRODUCTION – 7.2%
Consol Energy, Inc.		10,500	726,495
Forest Oil Corp.*		24,200	1,184,832
Noble Energy, Inc.		13,100	953,680
Peabody Energy Corp.		6,600	336,600
Southwestern Energy Co.*		21,600	727,704
St. Mary Land & Exploration Co.		13,100	504,350
Ultra Petroleum Corp.*		14,600	1,131,500

			5,565,161

PERSONAL PRODUCTS – 1.0%
Avon Products, Inc.		19,100	755,214

PHARMACEUTICALS – 3.3%
Barr Pharmaceuticals, Inc.*		22,300	1,077,313
Elan Corp. PLC*		18,400	383,824
Perrigo Co.		18,100	682,913
Sepracor, Inc.*		19,600	382,592

			2,526,642

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.2%
Forest City Enterprises, Inc.		10,500	386,400
Greentown China Holdings, Ltd.	HK	45,000	42,095
Kimco Realty Corp.		13,300	520,961

			949,456

ROAD & RAIL – 2.8%
Con-way, Inc.		10,300	509,644
JB Hunt Transport Services, Inc.		22,200	697,746
Kansas City Southern*		3,100	124,341
Landstar Systems, Inc.		15,200	792,832

			2,124,563

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Altera Corp.		49,400	910,442
Lam Research Corp.*		18,500	707,070
Linear Technology Corp.		21,500	659,835

			2,277,347

SOFTWARE – 6.6%
Activision, Inc.*		14,300	390,533
Autodesk, Inc.*		19,100	601,268
BMC Software, Inc.*		27,600	897,552
Cadence Design Systems, Inc.*		35,800	382,344
Electronic Arts, Inc.*		19,900	993,408
Factset Research Systems, Inc.		9,900	533,313
McAfee, Inc.*		32,600	1,078,734

BLUE CHIP MID CAP FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
THQ, Inc.*		9,800	$213,640

			5,090,792

SPECIALTY RETAIL – 3.3%
Abercrombie & Fitch Co. Class A		7,100	519,294
American Eagle Outfitters, Inc.		17,600	308,176
Dick’s Sporting Goods, Inc.*		24,100	645,398
O’Reilly Automotive, Inc.*		20,400	581,808
Tiffany & Co.		11,900	497,896

			2,552,572

TEXTILES, APPAREL & LUXURY GOODS – 1.5%
Gildan Activewear, Inc.*		15,500	579,080
Liz Claiborne, Inc.		16,200	294,030
Peace Mark Holdings, Ltd.	HK	134,000	120,874
Under Armour, Inc.*		3,600	131,760

			1,125,744

THRIFT & MORTGAGE FINANCE – 0.3%
Washington Mutual, Inc.		24,700	254,410

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
American Tower Corp. Class A*		10,100	396,021

Total Common Stocks (cost $72,139,642)			72,559,648

		Principal Amount (000)
SHORT TERM INVESTMENTS – 4.8%
REPURCHASE AGREEMENT – 4.8%
State Street Bank and Trust Company 1.80%, 4/1/08 (collateralized by $3,290,000 Treasury Inflation Note, 2.625%, 07/15/17, with a value of $3,806,078 total to be received $3,729,186 (cost $3,729,000)		$3,729	3,729,000

TOTAL INVESTMENTS – 99.0% (cost $75,868,642)			76,288,648
Other assets less liabilities – 1.0%			748,962

NET ASSETS – 100.0%			$77,037,610

*	Non-income producing security

**	Unless otherwise noted the country code for all securities is United States.

BR = Brazil

CA = Canada

GB = United Kingdom

HK = Hong Kong

NO = Norway

LORD ABBETT GROWTH & INCOME FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 96.5%
AIRLINES – 0.4%
Delta Air Lines, Inc.*	1,010	$8,686

BEVERAGES – 3.6%
Coca-Cola Co.	370	22,522
Coca-Cola Enterprises, Inc.	2,320	56,144

		78,666

BIOTECHNOLOGY – 0.8%
Amgen, Inc.*	420	17,548

CAPITAL MARKETS – 6.3%
Bank Of New York Mellon Corp.	1,800	75,114
Charles Schwab Corp/the	940	17,700
Merrill Lynch & Co., Inc.	1,090	44,407

		137,221

CHEMICALS – 0.7%
Praxair, Inc.	180	15,161

COMMERCIAL BANKS – 5.2%
PNC Financial Services Group, Inc.	510	33,441
Suntrust Banks, Inc.	310	17,093
Wachovia Corp.	370	9,990
Wells Fargo & Co.	1,830	53,253

		113,777

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Waste Management, Inc.	530	17,787

COMMUNICATIONS EQUIPMENT – 1.9%
Corning, Inc.	350	8,414
Juniper Networks Inc*	300	7,500
QUALCOMM, Inc.	620	25,420

		41,334

COMPUTERS & PERIPHERALS – 2.6%
Hewlett-Packard Co.	540	24,656
Sun Microsystems, Inc.*	2,120	32,924

		57,580

CONSUMER FINANCE – 0.7%
Capital One Financial Corp.	300	14,766

DIVERSIFIED FINANCIAL SERVICES – 5.9%
Bank of America Corp.	1,180	44,734
JPMorgan Chase & Co.	1,970	84,611

		129,345

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.5%
AT&T, Inc.	1,440	55,152

ELECTRIC UTILITIES – 1.0%
PPL Corp.	150	6,888
Progress Energy, Inc.	340	14,178

		21,066

ELECTRICAL EQUIPMENT – 1.7%
Emerson Electric Co.	710	36,537

ENERGY – 0.2%
Peabody Energy Corp.	100	5,100

ENERGY EQUIPMENT & SERVICES – 1.9%
Halliburton Co.	160	6,293
Schlumberger, Ltd.	250	21,750
Smith International, Inc.	230	14,773

		42,816

FINANCIALS – 0.8%
Metlife, Inc.	80	4,821
Visa, Inc. Class A*	200	12,472

		17,293

FOOD & STAPLES RETAILING – 6.2%
Costco Wholesale Corp.	30	1,949
CVS Caremark Corp.	530	21,470
Kroger Co.	1,370	34,798
SUPERVALU, Inc.	480	14,391
Wal-Mart Stores, Inc.	1,190	62,689

		135,297

FOOD PRODUCTS – 3.8%
Conagra Foods, Inc.	100	2,395
General Mills, Inc.	320	19,162
Kraft Foods, Inc.	1,750	54,267
Wm Wrigley Jr Co.	130	8,169

		83,993

HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Boston Scientific Corp.*	3,030	38,996
Medtronic, Inc.	90	4,353

		43,349

HOUSEHOLD PRODUCTS – 1.7%
Colgate-palmolive Co.	100	7,791
The Procter & Gamble Co.	410	28,729

		36,520

INDUSTRIAL – 2.6%
Eaton Corp.	150	11,951
Honeywell International, Inc.	170	9,591
United Parcel Services, Inc. Class B	490	35,780

		57,322

INDUSTRIAL CONGLOMERATES – 4.3%
General Electric Co.	2,560	94,745

INSURANCE – 3.4%
American International Group, Inc.	530	22,922
Aon Corp.	960	38,592
Prudential Financial, Inc.	160	12,520

		74,034

INTERNET & CATALOG RETAIL – 2.5%
IAC/InterActiveCorp.*	2,630	54,599

IT SERVICES – 0.4%
Western Union Co./the	460	9,784

MATERIALS – 1.6%
Monsanto Co.	320	35,680

MEDIA – 0.4%
News Corp.	460	8,758

LORD ABBETT GROWTH & INCOME FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
METALS & MINING – 3.6%
Barrick Gold Corp.	880	$38,236
Bhp Billiton, Ltd.	110	7,243
Freeport-mcmoran Copper & Gold, Inc.	340	32,715

		78,194

MILLING – 0.9%
Archer-Daniels-Midland Co.	480	19,757

MULTI-UTILITIES – 0.9%
PG&E Corp.	530	19,515

OIL & GAS-EXPLORATION & PRODUCTION – 9.1%
ChevronTexaco Corp.	370	31,583
Devon Energy Corp.	230	23,996
El Paso Corp.	450	7,488
EOG Resources, Inc.	80	9,600
Exxon Mobil Corp.	1,120	94,729
Occidental Petroleum Corp.	110	8,049
Spectra Energy Corp.	420	9,555
XTO Energy, Inc.	230	14,228

		199,228

PHARMACEUTICALS – 7.2%
Abbott Laboratories	1,140	62,871
Eli Lilly & Co.	500	25,795
Mylan Labs, Inc.	360	4,176
Teva Pharmaceutical Industries, Ltd.	1,040	48,037
Wyeth	410	17,122

		158,001

ROAD & RAIL – 1.4%
Canadian National Railway Co.	100	4,832
Hertz Global Holdings Inc*	2,210	26,653

		31,485

SOFTWARE – 3.9%
Microsoft Corp.	1,860	52,787
Oracle Corp.*	1,650	32,274

		85,061

SPECIALTY RETAIL – 1.8%
J Crew Group, Inc.*	550	24,294
Staples, Inc.	230	5,085
The Home Depot, Inc.	400	11,188

		40,567

THRIFT & MORTGAGE FINANCE – 1.6%
Fannie Mae	1,360	35,795

TOBACCO – 0.2%
Philip Morris International, Inc.*	80	4,046

Total Common Stocks (cost $2,085,756)		2,115,565

SHORT TERM INVESTMENTS – 4.5%
MUTUAL FUNDS – 4.5%
SSGA Money Market Fund (cost $97,989)	97,989	97,989

TOTAL INVESTMENTS – 101.0% (cost $2,183,744)		2,213,554
Liabilities in excess of other assets – (1.0)%		(21,355)

NET ASSETS – 100.0%		$2,192,199

*	Non-income producing security

ADR American Depositary Receipt.

GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 93.7%
AEROSPACE & DEFENSE – 0.6%
Alliant Techsystems, Inc.*	200	$20,706

AIRLINES – 1.1%
Southwest Airlines Co.	2,100	26,040
UAL Corp.	400	8,612

		34,652

AUTO COMPONENTS – 0.3%
Autoliv, Inc.	200	10,040

AUTOMOBILES – 0.7%
Ford Motor Co*	3,700	21,164

BEVERAGES – 2.3%
Coca-Cola Enterprises, Inc.	1,000	24,200
Molson Coors Brewing Co., Class B	400	21,028
Pepsi Bottling Group, Inc.	400	13,564
PepsiAmericas, Inc.	600	15,318

		74,110

BIOTECHNOLOGY – 0.6%
Biogen Idec, Inc.*	300	18,507

BUILDING PRODUCTS – 0.4%
Lennox International, Inc.	400	14,388

CAPITAL MARKETS – 2.6%
Ameriprise Financial, Inc.	600	31,110
Blackrock, Inc.	200	40,836
Invesco Ltd	500	12,180

		84,126

CHEMICALS – 4.4%
Ashland, Inc.	300	14,190
Chemtura Corp	2,100	15,414
Cytec Industries, Inc.	200	10,770
Lubrizol Corp.	300	16,653
Mosaic Co/the*	200	20,520
Ppg Industries Inc	600	36,306
Scotts Miracle-Gro Co., Class A	300	9,726
Valspar Corp.	900	17,856

		141,435

COMMERCIAL BANKS – 4.9%
Cullen/Frost Bankers, Inc.	700	37,128
Marshall & Ilsley Corp	2,200	51,040
Regions Financial Corp	600	11,850
Synovus Financial Corp	2,000	22,120
Zions Bancorporation	800	36,440

		158,578

COMMERCIAL SERVICES & SUPPLIES – 0.2%
Miller Herman, Inc.	200	4,914

COMMUNICATIONS EQUIPMENT – 1.0%
Juniper Networks Inc*	1,300	32,500

COMPUTERS & PERIPHERALS – 1.4%
Seagate Technology	1,000	20,940
Teradata Corp.*	500	11,030
Western Digital Corp.*	500	13,520

		45,490

CONSTRUCTION & ENGINEERING – 0.8%
KBR, Inc.	900	24,957

CONTAINERS & PACKAGING – 0.6%
Temple-Inland, Inc.	1,500	19,080

DISTRIBUTORS – 1.0%
Genuine Parts Co.	800	32,176

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Bank of America Corp.	200	7,582

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
Embarq Corp.	700	28,070

ELECTRIC UTILITIES – 4.1%
American Electric Power Co Inc	900	37,467
Great Plains Energy, Inc.	1,600	39,440
Pinnacle West Capital Corp.	900	31,572
Sierra Pacific Resources	1,800	22,734

		131,213

ELECTRICAL EQUIPMENT – 0.8%
Cooper Industries, Ltd., Class A	400	16,060
Hubbell, Inc., Class B	200	8,738

		24,798

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.6%
Arrow Financial Corp.*	500	16,825
Ingram Micro, Inc., Class A*	1,800	28,494
Tech Data Corp.*	200	6,560

		51,879

ENERGY EQUIPMENT & SERVICES – 0.5%
SEACOR Holdings, Inc.*	200	17,072

FOOD & STAPLES RETAILING – 2.2%
BJ’s Wholesale Club, Inc.*	500	17,845
Safeway, Inc.	1,100	32,285
SUPERVALU, Inc.	700	20,986

		71,116

FOOD PRODUCTS – 3.5%
Bunge Ltd.	400	34,752
Conagra Foods, Inc.	200	4,790
Corn Products International, Inc.	400	14,856
Hormel Foods Corp.	1,400	58,324

		112,722

GAS UTILITIES – 1.9%
Atmos Energy Corp.	1,200	30,600
Oneok, Inc.	100	4,463
UGI Corp.	1,000	24,920

		59,983

HEALTH CARE PROVIDERS & SERVICES – 0.6%
Express Scripts, Inc.*	300	19,296

HOTELS RESTAURANTS & LEISURE – 1.0%
Royal Caribbean Cruises Ltd	1,000	32,900

HOUSEHOLD DURABLES – 2.3%
D.R.Horton, Inc.	1,000	15,750
Fortune Brands Inc	100	6,950
Leggett & Platt, Inc.	600	9,150

GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Mohawk Industries, Inc.*	600	$42,966

		74,816

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 2.1%
Mirant Corp.*	900	32,751
NRG Energy, Inc.*	900	35,091

		67,842

INDUSTRIAL CONGLOMERATES – 0.4%
Teleflex, Inc.	300	14,313

INSURANCE – 8.0%
Arch Cap Group, Ltd.*	700	48,069
Assurant, Inc.	400	24,344
Axis Capital Holdings Ltd	1,100	37,378
Fidelity National Title Group, Inc., Class A	1,000	18,330
First American Corp.	400	13,576
Genworth Financial, Inc. Class A	200	4,528
HCC Insurance Holdings, Inc.	300	6,807
Old Republic International Corp.	2,600	33,566
PartnerRe, Ltd.	300	22,890
The Principal Financial Group, Inc.	400	22,288
Unum Group	1,300	28,613

		260,389

INTERNET & CATALOG RETAIL – 0.4%
Amazon.com, Inc.*	200	14,260

INVESTMENT COMPANIES – 1.0%
CSX Corp.	600	33,642

IT SERVICES – 1.1%
Computer Sciences Corp.*	500	20,395
Electronic Data Systems Corp	900	14,985

		35,380

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Brunswick Corp.	1,200	19,164
Hasbro, Inc.	200	5,580

		24,744

LIFE SCIENCES TOOLS & SERVICES – 0.8%
Applera Corporation-Applied Biosystems Group	300	9,858
Invitrogen Corp.*	200	17,094

		26,952

MACHINERY – 4.3%
Crane Co.	100	4,035
Flowserve Corp.	200	20,876
Ingersoll-rand Co Ltd	1,300	57,954
Kennametal, Inc.	500	14,715
SPX Corp.	200	20,980
The Timken Co.	700	20,804

		139,364

MEDIA – 2.6%
CBS Corp., Class B	600	13,248
E.W. Scripps Co. Class A	400	16,804
Harte-hanks, Inc.	800	10,936
Liberty Global, Inc., Class A*	600	20,448
Regal Entertainment Group, Class A	1,200	23,148

		84,584

METALS & MINING – 1.5%
Commercial Metals Co.	700	20,979
Reliance Steel & Aluminum Co.	400	23,944
Worthington Industries, Inc.	200	3,374

		48,297

MULTI-UTILITIES – 5.3%
Alliant Energy Corp.	1,200	42,012
MDU Resources Group, Inc.	1,200	29,460
Nstar	500	15,215
OGE Energy Corp.	1,400	43,638
Vectren Corp	1,400	37,562
Wisconsin Energy Corp.	100	4,399

		172,286

OIL & GAS-EXPLORATION & PRODUCTION – 8.1%
Cimarex Energy Co.	300	16,422
Continental Resources, Inc.*	300	9,567
Forest Oil Corp.*	500	24,480
Frontier Oil Corp.	600	16,356
Hess Corp	400	35,272
Murphy Oil Corp.	300	24,642
Noble Energy, Inc.	700	50,960
Overseas Shipholding Group, Inc.	300	21,012
Pioneer Natural Resources Co.	500	24,560
St. Mary Land & Exploration Co.	600	23,100
W&T Offshore, Inc.	500	17,055

		263,426

PAPER & FOREST PRODUCTS – 2.6%
Plum Creek Timber Co., Inc.	1,300	52,910
Rayonier, Inc.	700	30,408

		83,318

PERSONAL PRODUCTS – 0.2%
Alberto Culver	200	5,482

PHARMACEUTICALS – 0.3%
King Pharmaceuticals, Inc.*	1,200	10,440

REITS – 8.5%
AMB Property Corp.	1,000	54,420
Annaly Capital Management, Inc.	1,200	18,384
Equity Residential Properties Trust	1,300	53,937
Federal Realty Investment Trust	500	38,975
ProLogis Trust	1,000	58,860
Public Storage, Inc.	400	35,448
SL Green Reality Corp.	200	16,294

		276,318

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
NVIDIA Corp.*	700	13,853

SOFTWARE – 0.3%
Advent Software, Inc.*	200	8,524

SPECIALTY RETAIL – 1.4%
Aeropostale, Inc.*	400	10,844

GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Best Buy Co., Inc.	500	$20,730
GameStop Corp., Class A*	100	5,171
Gap Inc/the	400	7,872

		44,617

THRIFT & MORTGAGE FINANCE – 0.9%
Hudson City Bancorp, Inc.	900	15,912
Sovereign Bancorp Inc	1,500	13,980

		29,892

TOBACCO – 0.2%
Loews Corp.- Carolina Group	100	7,255

Total Common Stocks (cost $2,988,748)		3,033,448

SHORT TERM INVESTMENTS – 4.5%
MUTUAL FUNDS – 4.5%
SSGA Money Market Fund (cost $144,251)	144,251	144,251

TOTAL INVESTMENTS – 98.2% (cost $3,132,999)		3,177,699
Other assets less liabilities – 1.8%		58,115

NET ASSETS – 100.0%		$3,235,814

*	Non-income producing security

GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 69.6%
Federal Farm Credit Corp. 2.00%, 4/7/08	$1,000	$999,666
Federal Home Loan Mortgage Bank 2.06%, 6/25/08	1,000	995,079
Federal Home Loan Mortgage Corp. 2.07%, 6/30/08	1,000	994,825
Federal National Mortgage Association 2.08%, 6/25/08	1,000	995,101
United States Treasury Note 2.00%, 2/28/10	4,000	4,027,812

Total U.S. Government Agency Obligations (cost $8,021,088)		8,012,483

	Shares
SHORT TERM INVESTMENTS – 24.8%
MUTUAL FUNDS – 4.2%
SSGA Money Market Fund (cost $489,350)	489,350	489,350

	Principal Amount (000)
REPURCHASE AGREEMENT – 20.6%
State Street Bank and Trust Company 0.75%, 4/1/08 (collateralized by $2,095,000 Treasury Inflation Note, 2.625%, 7/15/17, with a value of $2,423,627, total to be received $2,373,049) (cost $2,373,000)	$2,373	2,373,000

Total Short Term Investments (cost $2,862,350)		2,862,350

TOTAL INVESTMENTS – 94.4% (cost $10,883,438)		10,874,833
Other assets less liabilities – 5.6%		640,533

NET ASSETS – 100.0%		$11,515,366

PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
CORPORATE DEBT OBLIGATIONS – 11.7%
CONSUMER SERVICES – 0.3%
Wynn Las Vegas Capital Corp 6.63%, 12/1/14	$10	$9,625

ELECTRONICS – 0.6%
Celestica, Inc. 7.63%, 7/1/13	25	23,625

GAS & PIPELINE UTILITIES – 0.7%
Enterprise Products Operating LP 8.38%, 8/1/66(1)	25	24,334

HEALTH CARE – 0.3%
Davita, Inc. 7.25%, 3/15/15	10	9,750

MULTIMEDIA – 2.2%
Charter Communications Operating Capital LLC 8.38%, 4/30/14	30	27,000
Quebecor Media, Inc. 7.75%, 3/15/16	25	22,813
RH Donnelley Corp. 8.88%, 10/15/17	50	31,250

		81,063

REFINING – 0.8%
Semgroup LP 8.75%, 11/15/15	30	27,450

TELECOMMUNICATIONS – 3.8%
Cincinnati Bell, Inc. 7.00%, 2/15/15	10	9,050
Nortel Networks Ltd 8.51%, 7/15/11(1)	50	42,875
Qwest Capital Funding, Inc. 7.25%, 2/15/11	70	66,850
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14	20	20,300

		139,075

UTILITIES – 3.0%
Energy Future Holdings Corp. 10.88%, 11/1/17	50	50,500
Reliant Energy, Inc. 7.88%, 6/15/17	60	59,700

		110,200

Total Corporate Debt Obligations (cost $424,533)		425,122

U.S. GOVERNMENT AGENCY OBLIGATIONS – 96.7%
Federal Home Loan Bank 1.50%, 4/1/08(2)	300	300,000
Federal Home Loan Mortgage Corp. 2.22%, 6/9/08(2)	200	199,149
Federal National Mortgage Association. 5.50%, TBA	1,000	1,009,375
U.S. Treasury Bill 0.52%, 4/17/08(2)	2,000	1,999,538

Total U.S. Government Agency Obligations (cost $3,495,796)		3,508,062

SHORT TERM INVESTMENTS – 29.2%
COMMERCIAL PAPER – 24.8%
Bank Scotland PLC 2.95%, 4/14/08	100	99,893
Calyon North America 2.85%, 4/4/08	100	99,976
JP Morgan Chase 2.50%, 4/25/08	100	99,833
Nordea North Amererica 2.85%, 4/4/08	100	99,976
Rabobank USA Finance Corp. 2.65%, 4/8/08	100	99,949
San Paolo US Financial 2.78%, 4/29/08	100	99,784
Santander Central Hispano 2.90%, 4/9/08	100	99,936
Societe Generale North America 2.85%, 4/23/08	100	99,826
UBS Finance, Inc. 2.75%, 4/18/08	100	99,870

		899,043

	Shares
MUTUAL FUNDS – 4.4%
SSGA Money Market Fund	160,882	160,882

Total Short Term Investments (cost $1,059,925)		1,059,925

PUT OPTIONS – 0.0%+

Contracts	Coupon Rate	Strike Price	Expiration Date
1,000,000	5.50%	86.375	6/5/08	714
Total Put Options (Premiums received $117)

TOTAL INVESTMENTS – 137.6% (cost $4,980,371)	4,993,823
Liabilities in excess of other assets - (37.6)%	(1,365,600)

NET ASSETS – 100.0%	$3,628,223

(1)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(2)	Security or a portion of the security has been designated as collateral for TBA securities, option, credit default swaps and/or interest rate swaps.

+	Amount is less than 0.05%

TBA	To Be Announced

PIMCO HIGH YIELD FUND

PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS

March 31, 2008 (Unaudited)	Sun Capital Advisers Trust

Credit default swaps contracts outstanding at March 31, 2008 were as follows:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	CDX High Yield - 9	Sell	3.75%	12/20/2012	$1,485	$36,534
Lehman Brothers, Inc.	LCDX High Yield - 9	Sell	2.25%	12/20/2012	300	5,207
Total unrealized app/dep						$41,741

(1)      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest rate swap agreements outstanding at March 31, 2008, were as follows:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	3-Month USD-LIBOR	Pay	4.00%	6/18/2013	$1,900	$9,190
Total unrealized app/dep						$9,190

LIBOR:  Represents the London InterBank Offered Rate

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998.

The Trust currently consists of 12 funds (each referred to as a “Fund”, collectively as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Funds are the Sun Capital All Cap Fund (“All Cap Fund”), Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”), Sun Capital Money Market Fund (“Money Market Fund”), Sun Capital Real Estate Fund (“Real Estate Fund”), SC Davis Venture Value Fund (“Davis Venture Value Fund”), SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”), SC FI Large Cap Growth Fund (“FI Large Cap Growth Fund”), SC Blue Chip Mid Cap Fund (“Blue Chip Mid Cap Fund”), SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”), SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”), SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”) and the SC PIMCO High Yield Fund (“PIMCO High Yield Fund”).

Each of the Funds, other than the Real Estate Fund, is classified as a diversified fund under the 1940 Act. Each Fund offers both Initial Class and Service Class Shares. Service Class Shares for the Blue Chip Mid Cap Fund and both Initial and Service Class Shares for the Lord Abbett Growth & Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Short Duration Fund and the PIMCO High Yield Fund commenced operations on March 7, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith under the oversight of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in open end mutual funds are valued at their closing net asset value per share as reported by the investment company.

Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date (net of foreign withholding taxes). Interest income is recorded on the accrual basis (net of foreign withholding taxes). Discounts and premiums on debt securities are amortized using the interest method. Upon notification from issuers some dividend income received from a REIT may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes.

The Real Estate Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Fair Value Measurements

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, (“FAS 157”). FAS 157 established a three-tier hierarchy as a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three-tier hierarchy of fair value measurements pursuant to FAS 157 is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

As of March 31, 2008, only the Investment Grade Bond Fund held any investments or other financial instruments deemed as a Level 3.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities		Other Financial Instruments*
ALL CAP FUND
Valuation Inputs
Level 1 – Quoted Prices	$11,971,768		$—
Level 2 – Other Significant Observable Inputs	—		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$11,971,768		$—

INVESTMENT GRADE BOND FUND
Valuation Inputs
Level 1 – Quoted Prices	$1,211,951		$—
Level 2 – Other Significant Observable Inputs	68,725,648		—
Level 3 – Significant Unobservable Inputs	—	**	—

Total	$69,937,599		$—

MONEY MARKET FUND
Valuation Inputs
Level 1 – Quoted Prices	$1,525,994	$—
Level 2 – Other Significant Observable Inputs	134,790,367	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$136,316,361	$—

REAL ESTATE FUND
Valuation Inputs
Level 1 – Quoted Prices	$252,994,793	$—
Level 2 – Other Significant Observable Inputs	1,703,455	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$254,698,248	$—

DAVIS VENTURE VALUE FUND
Valuation Inputs
Level 1 – Quoted Prices	$71,737,992	$—
Level 2 – Other Significant Observable Inputs	5,395,452	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$77,133,444	$—

OPPENHEIMER MAIN STREET SMALL CAP FUND
Valuation Inputs
Level 1 – Quoted Prices	$179,146,984	$—
Level 2 – Other Significant Observable Inputs	2,255,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$181,401,984	$—

FI LARGE CAP GROWTH FUND
Valuation Inputs
Level 1 – Quoted Prices	$76,360,157	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$76,360,157	$—

BLUE CHIP MID CAP FUND
Valuation Inputs
Level 1 – Quoted Prices	$72,559,648	$—
Level 2 – Other Significant Observable Inputs	3,729,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$76,288,648	$—

LORD ABBETT GROWTH & INCOME FUND
Valuation Inputs
Level 1 – Quoted Prices	$2,213,554	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,213,554	$—

GOLDMAN SACHS MID CAP VALUE FUND
Valuation Inputs
Level 1 – Quoted Prices	$3,177,699	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$3,177,699	$—

GOLDMAN SACHS SHORT DURATION FUND
Valuation Inputs
Level 1 – Quoted Prices	$489,350	$—
Level 2 – Other Significant Observable Inputs	10,385,483	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$10,874,833	$—

PIMCO HIGH YIELD FUND
Valuation Inputs
Level 1 – Quoted Prices	$160,882	$50,931
Level 2 – Other Significant Observable Inputs	4,832,941	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$4,993,823	$50,931

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, swaps and forward contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**	The only investment held by the Investment Grade Bond Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2007 and March 31, 2008, respectively.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at March 31, 2008 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	$13,990,322	$782,381	$(2,800,935)	$(2,018,554)
Investment Grade Bond Fund	71,954,142	1,171,395	(3,187,938)	(2,016,543)
Money Market Fund	136,316,361	—	—	—
Real Estate Fund	249,968,589	18,921,072	(14,191,413)	4,729,659
Davis Venture Value Fund	66,508,298	15,952,383	(5,327,237)	10,625,146
Oppenheimer Main Street Small Cap Fund	196,830,431	9,274,284	(24,702,731)	(15,428,447)
FI Large Cap Growth Fund	79,381,376	2,442,848	(5,464,067)	(3,021,219)
Blue Chip Mid Cap Fund	75,868,642	6,163,577	(5,743,571)	420,006
Lord Abbett Growth & Income Fund	2,183,744	61,674	(31,864)	29,810
Goldman Sachs Mid Cap Value Fund	3,132,999	84,501	(39,801)	44,700
Goldman Sachs Short Duration Fund	10,883,438	—	(8,605)	(8,605)
PIMCO High Yield Fund	4,980,371	14,659	(1,207)	13,452

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2008 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date: May 23, 2008

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: May 23, 2008

*	Print name and title of each signing officer under his or her signature.